As filed with the Securities and Exchange Commission on April 25, 2025

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 586	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 588	(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices) (Zip Code)

(631) 490-4300

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	On May 1, 2025 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

EXPLANATORY NOTE

This Post-Effective Amendment No. 586 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Acclivity Small Cap Value Fund, Acclivity Small Cap Growth Fund, Acclivity Mid Cap Multi-Style Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund, (the “Funds”), each a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Funds; (b) Statement of Additional Information relating to the Funds; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Acclivity Small Cap Value Fund

Class I Shares (Symbol: AXVIX)

Class N Shares (Symbol: AXVNX)

Acclivity Small Cap Growth Fund

Class I Shares (Symbol: AXGIX)

Class N Shares (Symbol: AXGNX)

Acclivity Mid Cap Multi-Style Fund

Class I Shares (Symbol: AXMIX)

Class N Shares (Symbol: AXMNX)

Dynamic International Opportunity Fund

Class I Shares (Symbol: ICCIX)

Class N Shares (Symbol: ICCNX)

Dynamic U.S. Opportunity Fund

Class I Shares (Symbol: ICSIX)

Class N Shares (Symbol: ICSNX)

Prospectus

May 1, 2025

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Acclivity Small Cap Value Fund

Acclivity Small Cap Growth Fund

Acclivity Mid Cap Multi-Style Fund

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

each a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section – Acclivity Small Cap Value Fund	1
Summary Section –Acclivity Small Cap Growth Fund	6
Summary Section –Acclivity Mid Cap Multi-Style Fund	9
Summary Section – Dynamic International Opportunity Fund	13
Summary Section – Dynamic U.S. Opportunity Fund	20
Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	26
Acclivity Small Cap Value Fund	26
Investment Objective	26
Principal Investment Strategies	26
Principal Risks of Investing in the Small Cap Value Fund	27
Acclivity Small Cap Growth Fund	29
Investment Objective	29
Principal Investment Strategies	29
Principal Risks of Investing in the Small Cap Growth Fund	30
Acclivity Mid Cap Multi-Style Fund	32
Investment Objective	32
Principal Investment Strategies	32
Principal Risks of Investing in the Mid Cap Multi-Style Fund	33
Dynamic International Opportunity Fund	35
Investment Objective	35
Principal Investment Strategies	35
Principal Risks of Investing in the Dynamic International Opportunity Fund	36
Dynamic U.S. Opportunity Fund	41
Investment Objective	41
Principal Investment Strategies	41
Principal Risks of Investing in the Dynamic U.S. Opportunity Fund	42
Securities Lending – All Funds	46
Other Risks – All Funds	47
Portfolio Holdings Information	47
Management of the Funds	48
The Adviser	48
Portfolio Managers	48
Shareholder Information	49
Choosing a Share Class	49
More About Class I Shares	49
More About Class N Shares	49
Share Price	49
How to Purchase Shares	50
How to Redeem Shares	52
Exchange Privilege	54
Internet Transactions	55
Tools to Combat Frequent Transactions	55
Distribution of Fund Shares	56
Distributions and Taxes	57
Tax Status, Dividends and Distributions	57
Financial Highlights	58
Privacy Policy	67

Summary Section – Acclivity Small Cap Value Fund

Investment Objective.

The investment objective of the Acclivity Small Cap Value Fund (the “Small Cap Value Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Small Cap Value Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%	0.39%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	0.63%	0.65%
Total Annual Fund Operating Expenses	1.27%	1.04%
Fee Waiver/Expense Reimbursement	(0.54)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.73%	0.48%

(1)	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Small Cap Value Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Small Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Small Cap Value Fund do not exceed 0.73% or 0.48% of the Small Cap Value Fund’s average net assets, for Class N or Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Small Cap Value Fund for fees it waived and Small Cap Value Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class N	$75	$349	$645	$1,486
Class I	$49	$275	$520	$1,220

Portfolio Turnover.

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 96% of the average value of the portfolio.

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Principal Investment Strategies.

The Small Cap Value Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization value stocks.

Under normal market conditions, the Small Cap Value Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization value company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a low market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $10 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Value Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Value Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value and will not exceed more than 20% of the Small Cap Value Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Value Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Value Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Value Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Value Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Value Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Value Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Value Fund may lend its portfolio securities in order to generate additional income for the Small Cap Value Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The principal risks of investing in the Small Cap Value Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Small Cap Value Fund invests primarily in common stock, which subjects the Small Cap Value Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

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●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

●	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Performance.

The bar chart illustrates the risks of investing in the Small Cap Value Fund by showing how the Small Cap Value Fund’s average annual returns for each full calendar year since the Small Cap Value Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Small Cap Value Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Value Fund toll-free at 1-855-873-3837 or on the Small Cap Value Fund’s website www.acclivityfunds.com.

3

Class I Shares1

Calendar Year Returns as of December 31

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 33.65% (for the quarter ended December 31, 2020). The worst performance was -38.78% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Years	Life of Fund*
Class I Shares
Return Before Taxes	5.68%	13.05%	13.93%
Return After Taxes on Distributions	3.95%	12.14%	13.13%
Return After Taxes on Distributions and Sale of Fund Shares	4.48%	10.33%	11.20%
Class N Shares
Return Before Taxes	5.46%	12.90%	13.79%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	17.19%
Morningstar US Small Cap Broad Value Extended Total Return USD Index (reflects no deduction for fees, expenses or taxes)	9.27%	8.99%	11.24%

*	The Acclivity Small Cap Value Fund commenced operations on December 31, 2018.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Small Cap Value Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index, a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses

The Morningstar US Small Cap Broad Value Extended TR USD Index, an index that tracks the performance of US small cap stocks with a value style, aiming for a broad representation of this segment of the market, is a supplemental index of the Small Cap Value Fund that the Adviser believes is more representative of the Fund’s investment universe. The index does not take into account charges, fees and other expenses.

Investment Adviser. Innealta Capital, LLC serves as the Small Cap Value Fund’s investment adviser (the “Adviser”).

4

Portfolio Manager. The following serve as the Small Cap Value Fund’s portfolio managers:

Portfolio Manager	Primary Title	With the Small Cap Value Fund Since:
Dr. Vito Sciaraffia	Portfolio Manager	December 2018
Yuxing Zhang	Portfolio Manager	March 2021

Purchase and Sale of Fund Shares. You may conduct transactions by overnight mail to the Acclivity Small Cap Value Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or by regular mail to P.O. Box 46707, Cincinnati, OH 45246-0707 or by telephone at 1-855-873-3837. Investors who wish to purchase or redeem Small Cap Value Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Small Cap Value Fund is $20,000 for Class I shares and $5,000 for Class N shares, with a minimum subsequent investment of $1,000 for Class N shares. There is no minimum subsequent investment amount for Class I shares. The Small Cap Value Fund reserves the right to waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Small Cap Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, though such accounts may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Small Cap Value Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Value Fund and its related companies may pay the intermediary for the sale of Small Cap Value Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Summary Section –Acclivity Small Cap Growth Fund

Investment Objective.

The investment objective of the Acclivity Small Cap Growth Fund (the “Small Cap Growth Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Small Cap Growth Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment)	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%	0.39%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	0.38%	0.38%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.03%	0.78%
Fee Waiver/Expense Reimbursement	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	0.74%	0.49%

(1)	This number represents an estimate for the Small Cap Growth Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Small Cap Growth Fund and would not be a direct expense incurred by the Small Cap Growth Fund or deducted from Small Cap Growth Fund assets.

(2)	Pursuant to an operating expense limitation agreement between Innealta Capital , LLC (the “Adviser”) and the Small Cap Growth Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Small Cap Growth Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Small Cap Growth Fund do not exceed 0.73% or 0.48% of the Small Cap Growth Fund’s average net assets, for Class N shares or Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Small Cap Growth Fund for fees it waived and Small Cap Growth Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class N	$76	$299
Class I	$50	$220

Portfolio Turnover.

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Small Cap Growth Fund’s performance. Because the Small Cap Growth Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies.

The Small Cap Growth Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization growth stocks.

6

Under normal market conditions, the Small Cap Growth Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization growth company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a high market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $10 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Growth Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Small Cap Growth Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Growth Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Growth Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Growth Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Growth Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Growth Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Growth Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Growth Fund may lend its portfolio securities in order to generate additional income for the Small Cap Growth Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Growth Fund. The principal risks of investing in the Small Cap Growth Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Growth Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Growth Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Growth Fund’s exposure to securities markets values. It is possible that the Small Cap Growth Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Growth Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Small Cap Growth Fund invests primarily in common stock, which subjects the Small Cap Growth Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Growth Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Growth Fund’s investments goes down, your investment in the Small Cap Growth Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

7

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Growth Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Growth Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Growth Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Growth Fund invests. There is risk that these and other factors may adversely affect the Small Cap Growth Fund’s performance. You could lose money by investing in the Small Cap Growth Fund.

●	No Operating History Risk. The Small Cap Growth Fund is new and has now operating history as of the date of this Prospectus. Accordingly, an investment in the Small Cap Growth Fund entails a high degree of risk. There can be no assurance that the Small Cap Growth Fund and the Adviser will achieve the Small Cap Growth Fund’s investment objective.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Growth Fund’s portfolio manager could fail to achieve the Small Cap Growth Fund’s investment goal and cause an investment in the Small Cap Growth Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Growth Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Growth Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Performance.

Because the Small Cap Growth Fund had not yet commenced operations as of the date of this prospectus, no performance information is presented. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the Small Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Growth Fund toll-free at 1-855-873-3837 or on the Small Cap Growth Fund’s website www.acclivityfunds.com.

Investment Adviser. Innealta Capital, LLC serves as the Small Cap Growth Fund’s investment adviser (the “Adviser”).

Portfolio Manager. The following serve as the Small Cap Growth Fund’s portfolio managers:

Portfolio Manager	Primary Title	With the Small Cap Growth Fund Since:
Dr. Vito Sciaraffia	Portfolio Manager	December 2018
Yuxing Zhang	Portfolio Manager	March 2021

Purchase and Sale of Fund Shares. You may conduct transactions by overnight mail to the Acclivity Small Cap Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or by regular mail to P.O. Box 46707, Cincinnati, OH 45246-0707 or by telephone at 1-855-873-3837. Investors who wish to purchase or redeem Small Cap Growth Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Small Cap Growth Fund is $20,000 for Class I shares and $5,000 for Class N shares, with a minimum subsequent investment of $1,000 for Class N shares. There is no minimum subsequent investment amount for Class I shares. The Small Cap Growth Fund reserves the right to waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, though such accounts may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Small Cap Growth Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Growth Fund and its related companies may pay the intermediary for the sale of Small Cap Growth Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Growth Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section –Acclivity Mid Cap Multi-Style Fund

Investment Objective.

The investment objective of the Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Multi-Style Fund”) is to seek long term capital appreciation.

Shareholder Fees (fees paid directly from your investment)	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	4.57%	4.57%
Total Annual Fund Operating Expenses	5.17%	4.92%
Fee Waiver/Expense Reimbursement	(4.48)%	(4.48)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.69%	0.44%

(1)	Pursuant to an operating expense limitation agreement between Innealta Capital , LLC (the “Adviser”) and the Mid Cap Multi-Style Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Mid Cap Multi-Style Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Mid Cap Multi-Style Fund do not exceed 0.69% or 0.44% of the Mid Cap Multi-Style Fund’s average net assets, for Class N shares or Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Mid Cap Multi-Style Fund for fees it waived and Mid Cap Multi-Style Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Mid Cap Multi-Style Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Mid Cap Multi-Style Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Mid Cap Multi-Style Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class N	$70	$1,147	$2,220	$4,887
Class I	$45	$1,075	$2,106	$4,692

Portfolio Turnover.

The Mid Cap Multi-Style Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid Cap Multi-Style Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Mid Cap Multi-Style Fund’s performance. During the most recent fiscal year, the Mid Cap Multi-Style Fund’s portfolio turnover rate was 100% of the average value of the portfolio.

Principal Investment Strategies.

The Mid Cap Multi-Style Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be mid-capitalization stocks.

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Under normal market conditions, the Mid Cap Multi-Style Fund is expected to hold approximately 300 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a mid-capitalization company as any company that is neither in the highest 80% of U.S. aggregate market capitalization nor in the lowest 8% of U.S. aggregate market capitalization. Effectively, this excludes the largest and smallest companies in the market. The market capitalization upper and lower thresholds for a company to be categorized as a mid-capitalization company will thus fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the mid-capitalization upper threshold at approximately $30 billion and the lower threshold at approximately $10 billion. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Mid Cap Multi-Style Fund will invest at least 80% of its total assets in equity securities of mid-cap companies. The Mid Cap Multi-Style Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Mid Cap Multi-Style Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Mid Cap Multi-Style Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Mid Cap Multi-Style Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Mid Cap Multi-Style Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Mid Cap Multi-Style Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Mid Cap Multi-Style Fund may lend its portfolio securities in order to generate additional income for the Mid Cap Multi-Style Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Mid Cap Multi-Style Fund. The principal risks of investing in the Mid Cap Multi-Style Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Mid Cap Multi-Style Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Mid Cap Multi-Style Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Mid Cap Multi-Style Fund’s exposure to securities markets values. It is possible that the Mid Cap Multi-Style Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Mid Cap Multi-Style Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Mid Cap Multi-Style Fund invests primarily in common stock, which subjects the Mid Cap Multi-Style Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Mid Cap Multi-Style Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Mid Cap Multi-Style Fund’s investments goes down, your investment in the Mid Cap Multi-Style Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

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●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Mid Cap Multi-Style Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Mid Cap Multi-Style Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Mid Cap Multi-Style Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Mid Cap Multi-Style Fund invests. There is risk that these and other factors may adversely affect the Mid Cap Multi-Style Fund’s performance. You could lose money by investing in the Mid Cap Multi-Style Fund.

●	Management Risk. Management risk is the risk that the investment process used by the Mid Cap Multi-Style Fund’s portfolio manager could fail to achieve the Mid Cap Multi-Style Fund’s investment goal and cause an investment in the Mid Cap Multi-Style Fund to lose value.

●	Mid-Capitalization Securities Risk. The Mid Cap Multi-Style Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Mid Cap Multi-Style Fund’s portfolio, performance and share price.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Mid Cap Multi-Style Fund may lose money and there may be a delay in recovering the loaned securities. The Mid Cap Multi-Style Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Performance.

The bar chart illustrates the risks of investing in the Mid Cap Multi-Style Fund by showing how the Mid Cap Multi-Style Fund’s average annual returns for each full calendar year since the Mid Cap Multi-Style Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Mid Cap Multi-Style Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Mid Cap Multi-Style Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid Cap Multi-Style Fund will perform in the future. Updated performance information will be available at no cost by calling the Mid Cap Multi-Style Fund toll-free at 1-855-873-3837 or on the Mid Cap Multi-Style Fund’s website www.acclivityfunds.com.

Class I Shares1

Calendar Year Returns as of December 31

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 22.46% (for the quarter ended June 30, 2020). The worst performance was -31.00% (for the quarter ended March 31, 2020).

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Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five years	Life of Fund*
Class I Shares
Return Before Taxes	16.85%	10.68%	10.68%
Return After Taxes on Distributions	15.38%	10.13%	10.13%
Return After Taxes on Distributions and Sale of Fund Shares	10.42%	8.38%	8.38%
Class N Shares
Return Before Taxes	16.77%	10.68%	10.68%
S&P 500 Total return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.53%
Morningstar US Mid Cap Total Return USD Index (reflects no deduction for fees, expenses or taxes)	15.29%	10.50%	10.50%

*	The Acclivity Mid Cap Multi-Style Fund commenced operations on December 31, 2019.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Mid Cap Multi-Style Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Morningstar US Mid Cap Total Return USD Index, an index that measures the performance of mid-cap stocks in the U.S., targeting securities between the 70% and 90% market cap thresholds of the investable universe, is a supplemental index of the Mid Cap Multi-Style Fund that the Adviser believes is more representative of the Fund’s investment universe. The index does not take into account charges, fees and other expenses.

Investment Adviser. Innealta Capital, LLC serves as the Mid Cap Multi-Style Fund’s investment adviser (the “Adviser”).

Portfolio Manager. The following serve as the Mid Cap Multi-Style Fund’s portfolio managers:

Portfolio Manager	Primary Title	With the Mid Cap Multi-Style Fund Since:
Dr. Vito Sciaraffia	Portfolio Manager	December 2018
Yuxing Zhang	Portfolio Manager	March 2021

Purchase and Sale of Fund Shares. You may conduct transactions by overnight mail to Acclivity Mid Cap Multi-Style Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or by regular mail to P.O. Box 46707, Cincinnati, OH 45246-0707or by telephone at 1-855-873-3837. Investors who wish to purchase or redeem Mid Cap Multi-Style Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Mid Cap Multi-Style Fund is $20,000 for Class I shares and $5,000 for Class N shares, with a minimum subsequent investment of $1,000 for Class N shares. There is no minimum subsequent investment amount for Class I shares. The Mid Cap Multi-Style Fund reserves the right to waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Mid Cap Multi-Style Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, though such accounts may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Mid Cap Multi-Style Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Mid Cap Multi-Style Fund and its related companies may pay the intermediary for the sale of Mid Cap Multi-Style Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Mid Cap Multi-Style Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section – Dynamic International Opportunity Fund

Investment Objective.

The investment objective of the Dynamic International Opportunity Fund is capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic International Opportunity Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	0.36%	0.35%
Acquired Fund Fees and Expenses(1)	0.29%	0.29%
Total Annual Fund Operating Expenses	1.90%	1.64%
Fee Waiver/Expense Reimbursement	(0.12%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.78%	1.53%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dynamic International Opportunity Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Dynamic International Opportunity Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

(2)	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Dynamic International Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic International Opportunity Fund do not exceed 1.49%, and 1.24%, of the Fund’s average net assets, for Class N and Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Dynamic International Opportunity Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Dynamic International Opportunity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic International Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dynamic International Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class N	$181	$585	$1,015	$2,212
Class I	$156	$507	$881	$1,934

Portfolio Turnover.

The Dynamic International Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dynamic International Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dynamic International Opportunity Fund’s performance. During the most recent fiscal year, the Dynamic International Opportunity Fund’s portfolio turnover rate was 72% of the average value of the portfolio.

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Principal Investment Strategies.

Under normal market conditions, the Dynamic International Opportunity Fund invests primarily in exchange traded funds (“ETFs”) that offer exposure to companies domiciled in developed, emerging and frontier international markets. The Dynamic International Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic International Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic International Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that informs the investment decision-making process regarding potential investment opportunities in non-U.S. equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility and price momentum) of each individual market by investing in vehicles (e.g., ETFs) that seek exposure to a specific country, or region (e.g. Western Europe, Asia) or market (e.g. frontier markets, emerging markets, developed markets). The Dynamic International Opportunity Fund’s international equity exposures may include, but are not limited to ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities, and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic International Opportunity Fund invests in ETFs that seek exposure to developed, emerging, and frontier markets. Such countries include but are not limited to: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration and quality, including those that are rated below investment grade (“junk bonds”).

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives and volatility. The Dynamic International Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic International Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

Under normal market conditions, the Dynamic International Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that either directly focus investments in a specific country or indirectly invest in such countries through investments in foreign markets such as regional, developed, emerging or frontier market ETFs.

Also under normal market conditions:

●	The Dynamic International Opportunity seeks to invest substantially all of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

●	The Adviser does not anticipate investing more than 25% of its assets in any equity market focused on one country.

●	The Dynamic International Opportunity Fund may be invested in any number of equity markets focused on numerous countries, although the Fund will maintain exposure to at least three different countries.

●	The Dynamic International Opportunity Fund’s portfolio will be comprised primarily of equity ETFs.

Under stressed or abnormal market conditions, or for other defensive purposes, the Dynamic International Opportunity Fund may invest up to 100% of its assets in fixed income ETFs, alternative asset class ETFs or cash, or a combination of any or all three of these asset classes.

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The Dynamic International Opportunity Fund is actively managed, and as frequently as on a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables the Adviser believes have predictive capabilities with respect to country equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given country, region, or market to be superior to a basket of fixed income (or alternative asset class categories), then an allocation is made to equity ETFs. The Investment Committee may choose to aggregate exposures by way of regional or sub-regional ETFs in order to achieve their desired exposures. In the absence of attractive equity exposures, the entire allocation is made to fixed income and/or alternative asset class category ETFs. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic International Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic International Opportunity Fund’s benchmark, the the Morningstar Global ex US Target Market Exposure Net Return Index (USD over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk, and cost efficiency.

The Dynamic International Opportunity Fund may lend its portfolio securities in order to generate additional income.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic International Opportunity Fund. The principal risks of investing in the Dynamic International Opportunity Fund are:

●	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

●	Emerging Markets and Frontier Markets Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold investments in emerging market and frontier markets instruments. Investments in emerging markets and frontier markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market and frontier market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Equity Securities Risk. The Dynamic International Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic International Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic International Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic International Opportunity Fund’s investments goes down, your investment in the Dynamic International Opportunity Fund decreases in value and you could lose money.

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●	Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

●	Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

●	Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic International Opportunity Fund invests in addition to the Dynamic International Opportunity Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

●	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic International Opportunity Fund’s performance. You could lose money by investing in the Dynamic International Opportunity Fund.

●	Growth Risk. The Dynamic International Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

●	High Yield Risk. The Dynamic International Opportunity Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic International Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

●	High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

●	Interest Rate Risk. The risks associated with the Dynamic International Opportunity Fund include interest rate risk, which means that the prices of the Dynamic International Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

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●	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic International Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

●	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

●	Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal and cause an investment in the Dynamic International Opportunity Fund to lose value.

●	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions.

●	Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic International Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic International Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

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Performance.

The bar chart illustrates the risks of investing in the Dynamic International Opportunity Fund by showing how the Dynamic International Opportunity Fund’s average annual returns for each calendar year since the Dynamic International Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic International Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic International Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Dynamic International Opportunity Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic International Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic International Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic International Opportunity Fund toll-free at 1-855-873-3837.

Class I Shares1

Calendar Year Returns as of December 31,

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 17.80% (for the quarter ended June 30, 2020). The worst performance was -8.87% (for the quarter ended September 30, 2015).

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Year	Ten Year*
Class I Shares
Return Before Taxes	2.47%	4.81%	3.81%
Return After Taxes on Distributions	0.82%	4.32%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	2.59%	3.84%	2.98%
Class N Shares
Return Before Taxes	2.25%	4.53%	3.56%
Morningstar Global ex-US Target Market Exposure Net Return USD** (reflects no deduction for fees, expenses or taxes)	5.37%	4.33%	4.98%
MSCI ACWI ex USA Index (USD) (reflects no deduction for fees, expenses or taxes)	5.54%	4.10%	4.80%
Dynamic International Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)	3.23%	2.58%	3.68%

*	Class I and Class N shares of the Dynamic International Opportunity Fund commenced operations on December 30, 2011.

**	As of December 31, 2024, the Fund’s primary benchmark changed from the MSCI ACWI ex USA Net (USD) Index to the Morningstar Global ex-US Target Market Exposure Net Return USD Index because the Adviser believes that the Morningstar Global ex-US Target Market Exposure Net Return USD Index better reflects the investment strategy of the Fund. The MSCI ACWI ex USA Net (USD) Index will continue to be shown for a period of one year.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic International Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

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The Morningstar Global ex-US Target Market Exposure Net Return USD Index measures the performance of large and mid-cap stocks in developed and emerging markets outside the U.S., representing the top 85% of the investable universe by float-adjusted market capitalization, with returns calculated in US dollars.

The MSCI ACWI ex USA Net (USD) Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Dynamic International Blend Index 70/30 represents a blend of 70% Morningstar Global ex-US Target Market Exposure Net Return Index (USD) / 30% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Investment Adviser. Innealta Capital, LLC serves as the Dynamic International Opportunity Fund’s investment adviser (the “Adviser”).

Portfolio Manager. The following serves as the Dynamic International Opportunity Fund’s portfolio manager:

Portfolio Manager	Primary Title	With the Fund Since
Vito Sciaraffia, Ph.D.	Portfolio Manager	October 2015
Yuxing Zhang	Portfolio Manager	March 2021
Franco Fava	Assistant Portfolio Manager	March 2021

Purchase and Sale of Fund Shares. You may conduct transactions by overnight mail to Dynamic International Opportunity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or by regular mail to P.O. Box 46707, Cincinnati, OH 45246-0707 or by telephone at 1-855-873-3837. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Dynamic International Opportunity Fund is $20,000 for Class I shares and $5,000 for Class N shares, with a minimum subsequent investment of $1,000 for Class N shares. There is no minimum subsequent investment amount for Class I shares. The Dynamic International Opportunity Fund may waive minimum initial investment or minimum subsequent investment requirements at its sole discretion.

Tax Information. The Dynamic International Opportunity Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Dynamic International Opportunity Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Dynamic International Opportunity Fund and its related companies may pay the intermediary for the sale of Dynamic International Opportunity Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Broker-dealers may charge commissions on brokerage transactions in Clean Shares, which are shares purchased at net asset value without any sales load and 12b-1 distribution /service fees.

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Summary Section – Dynamic U.S. Opportunity Fund

Investment Objective.

The investment objective of the Dynamic U.S. Opportunity Fund is capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic U.S. Opportunity Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Dynamic U.S. Opportunity Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Dynamic U.S. Opportunity Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	0.33%	0.33%
Acquired Fund Fees and Expenses(1)	0.12%	0.12%
Total Annual Fund Operating Expenses	1.70%	1.45%
Fee Waiver/Expense Reimbursement	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.61%	1.36%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dynamic U.S. Opportunity Fund and is not a direct expense incurred by the Dynamic U.S. Opportunity Fund or deducted from the Dynamic U.S. Opportunity Fund assets. Since this number does not represent a direct operating expense of the Dynamic U.S. Opportunity Fund, the operating expenses set forth in the Dynamic U.S. Opportunity Fund’s financial highlights do not include this figure.

(2)	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Dynamic U.S. Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Dynamic U.S. Opportunity Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic U.S. Opportunity Fund do not exceed 1.49% and 1.24%, of the Dynamic U.S. Opportunity Fund’s average net assets, for Class N and Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Dynamic U.S. Opportunity Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Dynamic U.S. Opportunity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic U.S. Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dynamic U.S. Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class N	$164	$527	$915	$2,001
Class I	$138	$450	$784	$1,728

Portfolio Turnover.

The Dynamic U.S. Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dynamic U.S. Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dynamic U.S. Opportunity Fund’s performance. During the most recent fiscal year, the Dynamic U.S. Opportunity Fund’s portfolio turnover rate was 131% of the average value of the portfolio.

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Principal Investment Strategies.

Under normal market conditions, the Dynamic U.S. Opportunity Fund invests primarily in equity exchange-traded funds (“ETFs”) that offer exposure to domestic equity markets. The Dynamic U.S. Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic U.S. Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic U.S. Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that informs the investment decision-making process regarding investment opportunities in domestic equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to, aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility and price momentum) of various segments of the equity market as defined by the Global Industry Classification Structure (“GICS”). GICS is a four-tiered, hierarchical industry classification system developed in 1999 by MSCI and Standard & Poor’s for use by the global financial community; it consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. The Dynamic U.S. Opportunity Fund’s equity exposures may include, but are not limited to, ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic U.S. Opportunity Fund’s investments in equity markets include, but are not limited to: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate Communication Services and Utilities. The Dynamic U.S. Opportunity Fund also may invest in industry groups, industries and sub-industries (collectively, “sub-sectors”) of the sectors defined by GICS.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration or quality, including those that are rated below investment grade “junk bonds”. Note that the fixed income allocation is intended to be primarily, but not necessarily exclusively, domestic.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives and volatility. The Dynamic U.S. Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic U.S. Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

At least 80% of the Dynamic U.S. Opportunity Fund’s assets will be invested in accordance with the Dynamic U.S. Opportunity Fund’s name, specifically in ETFs that offer exposure to U.S.-based sectors, fixed income markets, and/or alternative asset classes and derivative instruments providing exposure to such U.S. based sectors, markets or asset classes.

Under normal market conditions, the Dynamic U.S. Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that focus investment either directly or indirectly in domestic equity markets.

Also under normal market conditions:

●	The Dynamic U.S. Opportunity Fund seeks to invest substantially all of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

●	The Adviser does not anticipate investing generally more than 35% in any single equity market sector exposure

●	The Dynamic U.S. Opportunity Fund may be invested in any number of sector and sub-sector equity markets, including none.

●	The Dynamic U.S. Opportunity Fund’s portfolio will be comprised primarily of equity ETFs.

Under stressed or abnormal market conditions, or for other defensive purposes, the Dynamic U.S. Opportunity Fund may invest up to 100% of its assets in fixed income ETFs, alternative asset class ETFs or cash, or a combination of any or all three of these asset classes.

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The Dynamic U.S. Opportunity Fund is actively managed and on a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables that the Adviser believes have predictive capabilities with respect to equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given sector to be superior to that of an ETF investing in the fixed income or alternative asset class categories, an allocation is made to the equity ETF. The Investment Committee may choose to aggregate exposures in order to achieve these desired exposures. In the absence of an attractive equity exposure, the allocation is made to fixed income or alternative asset class category ETF. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic U.S. Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic U.S. Opportunity Fund’s benchmark, the S&P 500 Index over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk and cost efficiency.

The Dynamic U.S. Opportunity Fund may lend its portfolio securities in order to generate additional income.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic U.S. Opportunity Fund. The principal risks of investing in the Dynamic U.S. Opportunity Fund are:

●	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

●	Equity Securities Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic U.S. Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic U.S. Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic U.S. Opportunity Fund’s investments goes down, your investment in the Dynamic U.S. Opportunity Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

●	Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic U.S. Opportunity Fund invests in addition to the Dynamic U.S. Opportunity Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

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●	General Market Risk. Domestic and Foreign economic growth and market conditions, interest rate levels, political events terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. You could lose money by investing in the Dynamic U.S. Opportunity Fund.

●	Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

●	High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic U.S. Opportunity Fund may lose its entire investment.

●	High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic U.S. Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

●	Interest Rate Risk. The risks associated with the Dynamic U.S. Opportunity Fund include interest rate risk, which means that the prices of the Dynamic U.S. Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

●	Large-Cap Securities Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that hold stocks of large companies. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

●	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

●	Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment goal and cause an investment in the Dynamic U.S. Opportunity Fund to lose value.

●	Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions.

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●	Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Dynamic U.S. Opportunity Fund may be overweight in certain sectors at various times.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic U.S. Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic U.S. Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Performance.

The bar chart illustrates the risks of investing in the Dynamic U.S. Opportunity Fund by showing how the Dynamic U.S. Opportunity Fund’s average annual returns for each calendar year since the Dynamic U.S. Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic U.S. Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic U.S. Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Dynamic U.S. Opportunity Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic U.S. Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic U.S. Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic U.S. Opportunity Fund toll-free at 1-855-873-3837.

Class I Shares1

Calendar Year Returns as of December 31,

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 17.48% (for the quarter ended June 30, 2020). The worst performance was -15.85% (for the quarter ended December 31, 2018).

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Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Year	Ten Year*
Class I Shares
Return Before Taxes	8.62%	9.99%	9.01%
Return After Taxes on Distributions	4.21%	8.20%	7.53%
Return After Taxes on Distributions and Sale of Fund Shares	7.80%	7.60%	6.92%
Class N Shares
Return Before Taxes	8.32%	9.71%	8.75%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Dynamic U.S. Opportunity Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)	17.48%	10.15%	9.68%

*	The Class I and Class N shares of the Dynamic U.S. Opportunity Fund commenced operations on December 30, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic U.S. Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Dynamic U.S. Opportunity Blend Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Investment Adviser. Innealta Capital, LLC serves as the Dynamic U.S. Opportunity Fund’s investment adviser (the “Adviser”).

Portfolio Manager. The following serves as the Dynamic U.S. Opportunity Fund’s portfolio manager:

Portfolio Manager	Primary Title	With the Fund Since:
Vito Sciaraffia, Ph.D.	Portfolio Manager	October 2015
Yuxing Zhang	Portfolio Manager	March 2021
Franco Fava	Assistant Portfolio Manager	March 2021

Purchase and Sale of Fund Shares. You may conduct transactions by overnight mail to Dynamic U.S. Opportunity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or by regular mail to P.O. Box 46707, Cincinnati, OH 45246-0707, or by telephone at 1-855-873-3837. Investors who wish to purchase or redeem Dynamic U.S. Opportunity Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Dynamic U.S. Opportunity Fund is $20,000 for Class I shares and $5,000 for and Class N shares, with a minimum subsequent investment of $1,000 for shares and Class N shares. There is no minimum subsequent investment amount for Class I shares. The Dynamic U.S. Opportunity Fund may waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Dynamic U.S. Opportunity Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Dynamic U.S. Opportunity Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Dynamic U.S. Opportunity Fund and its related companies may pay the intermediary for the sale of Dynamic U.S. Opportunity Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Dynamic U.S. Opportunity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Broker-dealers may charge commissions on brokerage transactions in Clean Shares, which are shares purchased at net asset value without any sales load and 12b-1 distribution /service fees.

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Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Acclivity Small Cap Value Fund

Investment Objective

The primary investment objective of the Small Cap Value Fund is to seek long-term capital appreciation.

The Small Cap Value Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ notice of any such change.

Principal Investment Strategies

The Small Cap Value Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization value stocks. Under normal market conditions, the Small Cap Value Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization value company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a low market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $10 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Value Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Value Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Small Cap Value Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Value Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Value Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Value Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Value Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Value Fund’s Adviser uses a quantitative bottom-up approach to construct the Small Cap Value Fund’s portfolio. Information in the Adviser’s approach comes from company fundamentals, performance metrics, security lending metrics, market liquidity, among other factors.

The Small Cap Value Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Value Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Value Fund may lend its portfolio securities in order to generate additional income for the Small Cap Value Fund. The Small Cap Value Fund plans to lend its portfolio securities to banks, brokers-dealers, and other financial institutions (referred to as “borrowers”), each of which may act as an intermediary, provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. Government securities equal to at least 100% of the value of the loaned securities, and such collateral must be valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Small Cap Value Fund as necessary to fully cover their obligations); (ii) the loan may be recalled at any time by the Small Cap Value Fund and the loaned securities returned; (iii) the Small Cap Value Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of the Small Cap Value Fund’s total assets. The Small Cap Value Fund generally retains part or all of the interest received on investment of the cash collateral or receives a fee from the borrower. While this practice will not impact the Small Cap Value Fund’s principal investment strategy, it does subject the Small Cap Value Fund to the securities lending risk described in this Prospectus. Once the Small Cap Value Fund actively engages in the security lending, the revenue generated by the security lending activity is expected to range between 0.10% and 0.20% of the Small Cap Value Fund’s value, however, that additional income should

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be considered incidental to the Small Cap Value Fund’s principal investment strategy.

Principal Risks of Investing in the Small Cap Value Fund

Before investing in the Small Cap Value Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The value of your investment in the Small Cap Value Fund will go up and down with the prices of the securities in which the Small Cap Value Fund invests. The principal risks of investing in the Small Cap Value Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific underlying reference instrument at a specified future time at a specified price. An option on a futures contract is the right, purchased for a certain price, to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Risk. The risks that could affect the value of the Small Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Small Cap Value Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

○	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

○	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Small Cap Value Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Small Cap Value Fund, many of which may be duplicative. The Small Cap Value Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Small Cap Value Fund generally will be higher than the cost of investing directly in ETFs.

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●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Small Cap Value Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the Small Cap Value Fund’s service providers to perform essential tasks on behalf of the Small Cap Value Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Small Cap Value Fund’s investments. In addition, global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, You should consider your own investment goals, time horizon, and risk tolerance before investing in the Small Cap Value Fund. An investment in the Small Cap Value Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Small Cap Value Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Small Cap Value Fund

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. Because the Small Cap Value Fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small sized companies may have limited markets, product lines or financial resources and may lack management experience. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

●	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

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Acclivity Small Cap Growth Fund

Investment Objective

The primary investment objective of the Small Cap Growth Fund is to seek long-term capital appreciation.

The Small Cap Growth Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ notice of any such change.

Principal Investment Strategies

The Small Cap Growth Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization growth stocks. Under normal market conditions, the Small Cap Growth Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization growth company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a high market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $10 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Growth Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Small Cap Growth Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Growth Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Growth Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Growth Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Growth Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Growth Fund’s Adviser uses a quantitative bottom-up approach to construct the Small Cap Growth Fund’s portfolio. Information in the Adviser’s approach comes from company fundamentals, performance metrics, security lending metrics, market liquidity, among other factors.

The Small Cap Growth Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Growth Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Growth Fund may lend its portfolio securities in order to generate additional income for the Small Cap Growth Fund. The Small Cap Growth Fund plans to lend its portfolio securities to banks, brokers-dealers, and other financial institutions (referred to as “borrowers”), each of which may act as an intermediary, provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. Government securities equal to at least 100% of the value of the loaned securities, and such collateral must be valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Small Cap Growth Fund as necessary to fully cover their obligations); (ii) the loan may be recalled at any time by the Small Cap Growth Fund and the loaned securities returned; (iii) the Small Cap Growth Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of the Small Cap Growth Fund’s total assets. The Small Cap Growth Fund generally retains part or all of the interest received on investment of the cash collateral or receives a fee from the borrower. While this practice will not impact the Small Cap Growth Fund’s principal investment strategy, it does subject the Small Cap Growth Fund to the securities lending risk described in this Prospectus. Once the Small Cap Growth Fund actively engages in the security lending, the revenue generated by the security lending activity is expected to range between 0.10% and 0.20% of the Small Cap Growth Fund’s value, however, that additional income should be considered incidental to the Small Cap Growth Fund’s principal investment strategy.

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Principal Risks of Investing in the Small Cap Growth Fund

Before investing in the Small Cap Growth Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Growth Fund. The value of your investment in the Small Cap Growth Fund will go up and down with the prices of the securities in which the Small Cap Growth Fund invests. The principal risks of investing in the Small Cap Growth Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific underlying reference instrument at a specified future time at a specified price. An option on a futures contract is the right, purchased for a certain price, to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The Small Cap Growth Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Growth Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Growth Fund’s exposure to securities markets values. It is possible that the Small Cap Growth Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Growth Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Risk. The risks that could affect the value of the Small Cap Growth Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Small Cap Growth Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

○	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

○	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Small Cap Growth Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Small Cap Growth Fund, many of which may be duplicative. The Small Cap Growth Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Small Cap Growth Fund generally will be higher than the cost of investing directly in ETFs.

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●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Growth Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Growth Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Growth Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Growth Fund invests. There is risk that these and other factors may adversely affect the Small Cap Growth Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Small Cap Growth Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the Small Cap Growth Fund’s service providers to perform essential tasks on behalf of the Small Cap Growth Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Small Cap Growth Fund’s investments. In addition, global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, You should consider your own investment goals, time horizon, and risk tolerance before investing in the Small Cap Growth Fund. An investment in the Small Cap Growth Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Small Cap Growth Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Small Cap Growth Fund.

●	No Operating History Risk. The Small Cap Growth Fund is new and has no operating history as of the date of this Prospectus. Accordingly, an investment in the Small Cap Growth Fund entails a high degree of risk. There can be no assurance that the Small Cap Growth Fund and the Adviser will achieve the Small Cap Growth Fund’s investment objective notwithstanding the performance of any or all of the foregoing or their respective affiliates or principals in other transactions including, without limitation, arrangements similar in nature to the Small Cap Growth Fund.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Growth Fund’s portfolio manager could fail to achieve the Small Cap Growth Fund’s investment goal and cause an investment in the Small Cap Growth Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Growth Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Growth Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. Because the Small Cap Growth Fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small sized companies may have limited markets, product lines or financial resources and may lack management experience. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

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Acclivity Mid Cap Multi-Style Fund

Investment Objective

The primary investment objective of the Mid Cap Multi-Style Fund is to seek long-term capital appreciation.

The Mid Cap Multi-Style Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ notice of any such change.

Principal Investment Strategies

The Mid Cap Multi-Style Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the strategy Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be mid-capitalization stocks. Under normal market conditions, the Mid Cap Multi-Style Fund is expected to hold approximately 300 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a mid-capitalization company as any company that is neither in the highest 80% of U.S. aggregate market capitalization nor in the lowest 8% of U.S. aggregate market capitalization. Effectively, this excludes the largest and smallest companies in the market. The market capitalization upper and lower thresholds for a company to be categorized as a mid-capitalization company will thus fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the mid-capitalization upper threshold at approximately $30 billion and the lower threshold at approximately $10 billion. This threshold will change due to market conditions. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Mid Cap Multi-Style Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Mid Cap Multi-Style Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value and will not exceed more than 20% of the Mid Cap Multi-Style Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Mid Cap Multi-Style Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Mid Cap Multi-Style Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Mid Cap Multi-Style Fund’s Adviser uses a quantitative bottom-up approach to construct the Mid Cap Multi-Style Fund’s portfolio. Information in the Adviser’s approach comes from company fundamentals, performance metrics, security lending metrics, market liquidity, among other factors.

The Mid Cap Multi-Style Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Mid Cap Multi-Style Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Mid Cap Multi-Style Fund may lend its portfolio securities in order to generate additional income for the Mid Cap Multi-Style Fund. The Mid Cap Multi-Style Fund plans to lend its portfolio securities to banks, brokers-dealers, and other financial institutions (referred to as “borrowers”), each of which may act as an intermediary, provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. Government securities equal to at least 100% of the value of the loaned securities, and such collateral must be valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Mid Cap Multi-Style Fund as necessary to fully cover their obligations); (ii) the loan may be recalled at any time by the Mid Cap Multi-Style Fund and the loaned securities returned; (iii) the Mid Cap Multi-Style Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of the Mid Cap Multi-Style Fund’s total assets. The Mid Cap Multi-Style Fund generally retains part or all of the interest received on investment of the cash collateral or receives a fee from the borrower. While this practice will not impact the Mid Cap Multi-Style Fund’s principal investment strategy, it does subject the Mid Cap Multi-Style Fund to the securities lending risk described in this Prospectus. Once the Mid Cap Multi-Style Fund actively engages in the security lending, the revenue generated by the security lending activity is expected to range between 0.10% and 0.20% of the Mid Cap Multi-Style Fund’s value, however, that additional income should be considered incidental to the Mid Cap Multi-Style Fund’s principal investment strategy.

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Principal Risks of Investing in the Mid Cap Multi-Style Fund

Before investing in the Mid Cap Multi-Style Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Mid Cap Multi-Style Fund. The value of your investment in the Mid Cap Multi-Style Fund will go up and down with the prices of the securities in which the Mid Cap Multi-Style Fund invests. The principal risks of investing in the Mid Cap Multi-Style Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific underlying reference instrument at a specified future time at a specified price. An option on a futures contract is the right, purchased for a certain price, to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The Mid Cap Multi-Style Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Mid Cap Multi-Style Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Mid Cap Multi-Style Fund’s exposure to securities markets values. It is possible that the Mid Cap Multi-Style Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Mid Cap Multi-Style Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Risk. The risks that could affect the value of the Mid Cap Multi-Style Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Mid Cap Multi-Style Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Mid Cap Multi-Style Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Mid Cap Multi-Style Fund, many of which may be duplicative. Mid Cap Multi-Style Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Mid Cap Multi-Style Fund generally will be higher than the cost of investing directly in ETFs.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Mid Cap Multi-Style Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Mid Cap Multi-Style Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Mid Cap Multi-Style Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Mid Cap Multi-Style Fund invests. There is risk that these and other factors may adversely affect the Mid Cap Multi-Style Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Mid Cap Multi-Style Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the Mid Cap Multi-Style Fund’s service providers to perform essential tasks on behalf of the Mid Cap Multi-Style Fund. Governmental and quasi-governmental authorities and

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regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Mid Cap Multi-Style Fund’s investments. In addition, global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, You should consider your own investment goals, time horizon, and risk tolerance before investing in the Mid Cap Multi-Style Fund. An investment in the Mid Cap Multi-Style Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Mid Cap Multi-Style Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Mid Cap Multi-Style Fund.

●	Management Risk. Management risk is the risk that the investment process used by the Mid Cap Multi-Style Fund’s portfolio manager could fail to achieve the Mid Cap Multi-Style Fund’s investment goal and cause an investment in the Mid Cap Multi-Style Fund to lose value.

●	Mid-Capitalization Securities Risk. The Mid Cap Multi-Style Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Mid Cap Multi-Style Fund’s portfolio, performance and share price. Mid-sized companies are generally less established than larger companies. Mid-capitalization securities may underperform the market as a whole.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Mid Cap Multi-Style Fund may lose money and there may be a delay in recovering the loaned securities. The Mid Cap Multi-Style Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

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Dynamic International Opportunity Fund

Investment Objective

The primary investment objective of the Dynamic International Opportunity Fund is capital appreciation. The Dynamic International Opportunity Fund’s investment objective is not fundamental and may be changed by the Dynamic International Opportunity Fund’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Dynamic International Opportunity Fund operates as a fund of funds, investing primarily in exchange traded funds (“ETFs”) that offer exposure to companies domiciled in developed emerging and frontier international markets. The Dynamic International Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic International Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic International Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that informs the investment decision-making process regarding investment opportunities in non-U.S. equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to, aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility, and price momentum) of each individual market by investing in vehicles (e.g., ETFs) that seek exposure to a specific country, or region (e.g. Western Europe, Asia) or market (e.g. frontier markets, emerging markets, developed markets). The Dynamic International Opportunity Fund’s international equity exposures may include, but are not limited to ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities, and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic International Opportunity Fund invests in ETFs that seek exposure to developed, emerging, and frontier markets. Such countries include but are not limited to: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, and the United Kingdom.

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration and quality, including those that are rated below investment grade “junk bonds”.

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives, and volatility. The Dynamic International Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic International Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

Under normal market conditions, the Dynamic International Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that either directly focus investments in a specific country or indirectly invest in such countries through investments in foreign markets such as regional, developed, emerging or frontier markets ETFs.

Also under normal market conditions:

●	The Dynamic International Opportunity Fund seeks to invest substantially all of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

●	The Adviser does not anticipate investing more than 25% of its assets in any equity market focused on one country.

●	The Dynamic International Opportunity Fund may be invested in any number of equity markets focused on numerous countries,

●	although the Dynamic International Opportunity Fund will maintain exposure to at least three different countries.

●	The Dynamic International Opportunity Fund’s portfolio will be comprised primarily of equity ETFs.

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The Adviser utilizes the proprietary quantitative framework to determine a portfolio allocation to equities (direct or indirect country-representative ETFs), fixed income, or alternative asset classes under specific investment parameters, according to market indicators provided by the Adviser’s proprietary investment process. The strategy uses a proprietary quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets.

To determine fit for potential investment, the Adviser reviews the assets within the ETF, in addition to the normal dollar volume liquidity of the ETF itself, in the context of: (1) the size of the market and the liquidity of the underlying asset class the ETF represents; (2) the likely size of the position the Dynamic International Opportunity Fund intends to establish; and (3) the sophistication of the ETF provider.

Under stressed or abnormal market conditions, or for other defensive purposes, the Dynamic International Opportunity Fund may invest up to 100% of its assets in fixed income ETFs, alternative asset class ETFs or cash, or a combination of any or all three of these asset classes.

The Dynamic International Opportunity Fund may engage in active and frequent trading and have a relatively high level of portfolio turnover compared to other mutual funds. Portfolio turnover will not be a limiting factor in making investment decisions. On a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables the Adviser believes have predictive capabilities with respect to country equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given country, region, or market to be superior to an ETF investing in the fixed income or alternative asset class categories, then an allocation is made to the equity ETF. The Investment Committee may choose to aggregate exposures by way of regional or sub-regional ETFs in order to achieve these desired exposures. In the absence of an attractive equity exposure, the allocation is made to fixed income or alternative asset class category ETF(s). The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic International Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic International Opportunity Fund’s benchmark, the Morningstar Global ex US Target Market Exposure Net Return Index (USD), over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk, and cost efficiency.

The management of this Dynamic International Opportunity Fund, including the research and rationale behind specific investment decisions, may differ materially from the management of similarly named products managed by the Adviser.

Principal Risks of Investing in the Dynamic International Opportunity Fund

Before investing in the Dynamic International Opportunity Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic International Opportunity Fund. The value of your investment in the Dynamic International Opportunity Fund will go up and down with the prices of the securities in which the Dynamic International Opportunity Fund invests. The principal risks of investing in the Dynamic International Opportunity Fund are:

Commodity Risk. The Dynamic International Opportunity Fund’s exposure to the commodities markets may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile

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and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Dynamic International Opportunity Fund. The use of leverage may also cause the Dynamic International Opportunity Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Dynamic International Opportunity Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Dynamic International Opportunity Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The use of derivatives subject to regulation by the Commodity Futures Trading Commission (“CFTC”) by underlying investment funds could cause the Dynamic International Opportunity Fund to be a commodity pool, which would require the Dynamic International Opportunity Fund to comply with certain rules of the CFTC.

Emerging Markets and Frontier Markets Risk. Investments in ETFs that hold emerging markets or frontier markets instruments involve all of the risks of investing in foreign instruments; however, these risks are generally heightened because emerging markets and frontier markets are in the initial stages of industrialization and have lower per capita income. Emerging markets and frontier markets are generally more volatile than the markets of developed countries with more mature economies. Emerging markets and frontier markets often provide significantly higher or lower rates of return than developed markets and carry significantly more risks to investors.

ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Dynamic International Opportunity Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Dynamic International Opportunity Fund, many of which may be duplicative. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Dynamic International Opportunity Fund generally will be higher than the cost of investing directly in ETFs.

Equity Securities Risk. The Dynamic International Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic International Opportunity Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Dynamic International Opportunity Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company in which ETFs invest, including the strength of the company’s management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Dynamic International Opportunity Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Dynamic International Opportunity Fund’s investments may increase or decrease more than the stock markets in general. Of course, the Dynamic International Opportunity Fund is subject to these same risks to the extent that it invests directly in common stocks.

Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Dynamic International Opportunity Fund, possibly causing the Dynamic International Opportunity Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Dynamic International Opportunity Fund may invest in ETFs that own what

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are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Foreign Securities and Currency Risk. To the extent that the Dynamic International Opportunity Fund invests in ETFs that hold securities of foreign companies your investment is subject to foreign securities risk. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. Investors can invest directly in ETFs and do not have to invest through the Dynamic International Opportunity Fund. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic International Opportunity Fund invests in addition to the Dynamic International Opportunity Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks. Certain securities comprising the indices tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable benchmarks.

Futures Risk. The Dynamic International Opportunity Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Dynamic International Opportunity Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Dynamic International Opportunity Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic International Opportunity Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Dynamic International Opportunity Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the Dynamic International Opportunity Fund’s service providers to perform essential tasks on behalf of the Dynamic International Opportunity Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy

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changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Dynamic International Opportunity Fund’s investments. In addition, global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, Accordingly, you should consider your own investment goals, time horizon, and risk tolerance before investing in the Dynamic International Opportunity Fund. An investment in the Dynamic International Opportunity Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Dynamic International Opportunity Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Dynamic International Opportunity Fund.

Growth Risk. The Dynamic International Opportunity Fund may invest in or ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

High Yield Risk. The Dynamic International Opportunity Fund invests in ETFs that hold high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic International Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Interest Rate Risk. The values of certain instruments, including bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Dynamic International Opportunity Fund, but will affect the value of the Dynamic International Opportunity Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic International Opportunity Fund to underperform should it hold ETF investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal. The Dynamic

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International Opportunity Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Dynamic International Opportunity Fund’s portfolio. The Dynamic International Opportunity Fund’s portfolio managers use quantitative analyses and/or statistical tools including models. The Adviser’s assessment of the predictive validity of its analysis may prove incorrect. Any imperfections or limitations in such analyses could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and tools make simplifying assumptions that limit their efficacy. Models and “signals” derived from the Adviser’s analysis that appear to explain prior market data can fail to predict future market events. Further, the data used in tools and analysis may be inaccurate and/or it may not include the most recent information about a company or a security. The Dynamic International Opportunity Fund could experience losses if these judgments prove to be incorrect. Additionally, if one or more key individuals leave, the Adviser may not be able to hire qualified replacements or may require extended time to do so. This situation could prevent the Dynamic International Opportunity Fund from achieving its investment objectives.

Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Dynamic International Opportunity Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Securities Lending Risk. The Dynamic International Opportunity Fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Dynamic International Opportunity Fund receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The Dynamic International Opportunity Fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Dynamic International Opportunity Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Dynamic International Opportunity Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

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Dynamic U.S. Opportunity Fund

Investment Objective

The primary investment objective of the Dynamic U.S. Opportunity Fund is capital appreciation. The Dynamic U.S. Opportunity Fund’s investment objective is not fundamental and may be changed by the Dynamic U.S. Opportunity Fund’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Dynamic U.S. Opportunity Fund operates as a fund of funds, investing primarily in equity representative exchange-traded funds (“ETFs”) that offer exposure to domestic equity markets. The Dynamic U.S. Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic U.S. Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic U.S. Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that informs the investment decision-making process regarding investment opportunities in domestic equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to, aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility and price momentum) of various segments of the equity market as defined by the Global Industry Classification Structure (“GICS”). GICS is a four-tiered, hierarchical industry classification system developed in 1999 by MSCI and Standard & Poor’s for use by the global financial community; it consists of 11 sectors, 25 industry groups, 75 industries and 163sub-industries. The Dynamic U.S. Opportunity Fund’s equity exposures may include, but are not limited to, ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic U.S. Opportunity Fund’s investments in equity markets include, but are not limited to: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate, Communication Services and Utilities. The Dynamic U.S. Opportunity Fund also may invest in industry groups, industries, and sub-industries (collectively, “sub-sectors”) of the sectors defined by GICS.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration or quality, including those that are rated below investment grade “junk bonds”. Note that the fixed income allocation is intended to be primarily, but not necessarily exclusively, domestic.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives, and volatility. The Dynamic U.S. Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic U.S. Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

At least 80% of the Dynamic U.S. Opportunity Fund’s assets will be invested in accordance with the Dynamic U.S. Opportunity Fund’s name, specifically in ETFs that offer exposure to U.S.-based sectors, fixed income markets, and/or alternative asset classes and derivative instruments providing exposure to such U.S. based sectors, markets or asset classes.

Under normal market conditions, the Dynamic U.S. Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that focus investment either directly or indirectly in an aforementioned sector (or sub-sector) markets.

Also under normal market conditions:

●	The Dynamic U.S. Opportunity Fund seeks to invest substantially all of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

●	The Adviser does not anticipate investing generally more than 35% in any single sector or sub-sector equity market.

●	The Dynamic U.S. Opportunity Fund may be invested in any number of sector and sub-sector equity markets, including none.

●	The Dynamic U.S. Opportunity Fund’s portfolio will be comprised primarily of equity ETFs.

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The Adviser utilizes its proprietary quantitative framework to determine a portfolio allocation to equities, fixed income, or alternative asset classes under specific investment parameters, according to market indicators provided by the Adviser’s proprietary investment process. The strategy uses a proprietary quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets.

To determine fit for potential investment, the Adviser reviews the assets within the ETF, in addition to the normal dollar volume liquidity of the ETF itself, in the context of: (1) the size of the market and the liquidity of the underlying asset class the ETF represents; (2) the likely size of the position we intend to establish; and (3) the sophistication of the ETF provider.

Under stressed or abnormal market conditions, or for other defensive purposes, the Dynamic U.S. Opportunity Fund may invest up to 100% of its assets in fixed income ETFs, alternative asset class ETFs or cash, or a combination of any or all three of these asset classes.

The Dynamic U.S. Opportunity Fund may engage in active and frequent trading and have a relatively high level of portfolio turnover compared to other mutual funds. Portfolio turnover will not be a limiting factor in making investment decisions. On a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables that the Adviser believes have predictive capabilities with respect to equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given sector to be superior to that of an ETF investing in the fixed income or alternative asset class categories, an allocation is made to the equity ETF. The Investment Committee may choose to aggregate exposures in order to achieve these desired exposures. In the absence of an attractive equity exposure, the allocation is made to fixed income or alternative asset class category ETF. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic U.S. Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic U.S. Opportunity Fund’s benchmark, the S&P 500 Index, over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk, and cost efficiency.

The management of this Dynamic U.S. Opportunity Fund, including the research and rationale behind specific investment decisions, may differ materially from the management of similarly named products managed by the Adviser.

Principal Risks of Investing in the Dynamic U.S. Opportunity Fund

Before investing in the Dynamic U.S. Opportunity Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic U.S. Opportunity Fund. The value of your investment in the Dynamic U.S. Opportunity Fund will go up and down with the prices of the securities in which the Dynamic U.S. Opportunity Fund invests. The principal risks of investing in the Dynamic U.S. Opportunity Fund are:

Commodity Risk. The Dynamic U.S. Opportunity Fund’s exposure to the commodities markets may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments

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involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Dynamic U.S. Opportunity Fund. The use of leverage may also cause the Dynamic U.S. Opportunity Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Dynamic U.S. Opportunity Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Dynamic U.S. Opportunity Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The use of derivatives subject to regulation by the Commodity Futures Trading Commission (“CFTC”) by underlying investment funds could cause the Dynamic U.S. Opportunity Fund to be a commodity pool, which would require the Dynamic U.S. Opportunity Fund to comply with certain rules of the CFTC.

ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Dynamic U.S. Opportunity Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Dynamic U.S. Opportunity Fund, many of which may be duplicative. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Dynamic U.S. Opportunity Fund generally will be higher than the cost of investing directly in ETFs.

Equity Securities Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic U.S. Opportunity Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Dynamic U.S. Opportunity Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company in which ETFs invest, including the strength of the company’s management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Dynamic U.S. Opportunity Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Dynamic U.S. Opportunity Fund’s investments may increase or decrease more than the stock markets in general. Of course, the Dynamic U.S. Opportunity Fund is subject to these same risks to the extent that it invests directly in common stocks.

Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Dynamic U.S. Opportunity Fund, possibly causing the Dynamic U.S. Opportunity Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Dynamic U.S. Opportunity Fund may invest in ETFs that own what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. Investors can invest directly in ETFs and do not have to invest through the Dynamic U.S. Opportunity Fund. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic U.S. Opportunity Fund invests in addition to the Dynamic U.S. Opportunity Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks. Certain securities comprising the indices tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable benchmarks.

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Futures Risk. The Dynamic U.S. Opportunity Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Dynamic U.S. Opportunity Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Dynamic U.S. Opportunity Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Dynamic U.S. Opportunity Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the Dynamic U.S. Opportunity Fund’s service providers to perform essential tasks on behalf of the Dynamic U.S. Opportunity Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Dynamic U.S. Opportunity Fund’s investments. In addition, global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, Accordingly, you should consider your own investment goals, time horizon, and risk tolerance before investing in the Dynamic U.S. Opportunity Fund. An investment in the Dynamic U.S. Opportunity Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Dynamic U.S. Opportunity Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Dynamic U.S. Opportunity Fund.

Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that hold high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic U.S. Opportunity Fund may lose its entire investment.

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High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic U.S. Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Interest Rate Risk. The values of certain instruments, including bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Dynamic U.S. Opportunity Fund, but will affect the value of the Dynamic U.S. Opportunity Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform should it hold ETF investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment. The Dynamic U.S. Opportunity Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Dynamic U.S. Opportunity Fund’s portfolio. The Dynamic U.S. Opportunity Fund’s portfolio managers use quantitative analyses and/or statistical tools including models. The Adviser’s assessment of the predictive validity of its analysis may prove incorrect. Any imperfections or limitations in such analyses could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and tools make simplifying assumptions that limit their efficacy. Models and “signals” derived from the Adviser’s analysis that appear to explain prior market data can fail to predict future market events. Further, the data used in tools and analysis may be inaccurate and/or it may not include the most recent information about a company or a security. The Dynamic U.S. Opportunity Fund could experience losses if these judgments prove to be incorrect. Additionally, if one or more key individuals leave, the Adviser may not be able to hire qualified replacements or may require extended time to do so. This situation could prevent the Dynamic U.S. Opportunity Fund from achieving its investment objectives.

Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund

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buying and selling all of the securities in its portfolio once during the course of a year. How long the Dynamic U.S. Opportunity Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Sector Risk. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of its assets in ETFs and stock in a particular sector, the Dynamic U.S. Opportunity Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Dynamic U.S. Opportunity Fund may be over-weighted will vary.

Securities Lending Risk. The Dynamic U.S. Opportunity Fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Dynamic U.S. Opportunity Fund receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The Dynamic U.S. Opportunity Fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Dynamic U.S. Opportunity Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Dynamic U.S. Opportunity Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

Securities Lending – All Funds

To generate additional income, the Acclivity Small Cap Value Fund, Acclivity Small Cap Growth Fund, Acclivity Mid Cap Multi-Style Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund (each a “Fund” and collectively the “Funds”) may lend its portfolio securities to qualified banks, broker-dealers and financial institutions (referred to as “borrowers”), provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. Government securities equal to at least 100% of the value of the loaned securities, and such collateral must be valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Fund as necessary to fully cover their obligations); (ii) the loan may be recalled at any time by a Fund and the loaned securities be returned;
(iii) a Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of a Fund’s total assets. The Funds generally retain part or all of the interest received on investment of the cash collateral or receives a fee from the borrower. While this practice will not impact each Fund’s principal investment strategy, it does subject the Funds to the securities lending risk described in this Prospectus.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by a Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, a Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, a Fund will only enter into portfolio loans after a review of all pertinent factors by the Adviser under the supervision of the Board, including the creditworthiness of the borrower and

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then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Adviser. The Board of Trustees has a fiduciary obligation to recall a loan in time to vote proxies if fund management has knowledge of a material vote respect to the loaned securities and each Fund will attempt to recall a loaned security to permit the exercise of voting or consent rights if the matter involved would have a material effect on a Fund’s investment in the security. The costs of securities lending are not reflected in the “Annual Fund Operating Expenses” table or “Expense Example” above.

Other Risks – All Funds

Operational and Cybersecurity Risk. Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond our control. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornadoes and hurricanes; disease pandemics; or events arising from local or larger scale political or social events, as well as terrorist acts.

Each Fund is also subject to the risk of potential cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to a cyber incident include trading, the processing of shareholder transactions, and the calculation of the Fund’s net asset value.

Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm a Fund by affecting the Adviser, or other service providers, or issuers of securities in which the Fund invests. Although the Fund has business continuity plans and other safeguards in place, including what the Fund believes to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to our physical infrastructure or operating systems. Furthermore, each Fund cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Fund invests. Such risks at issuers of securities in which a Fund invests could result in material adverse consequences for such issuers and may cause the Fund’s investment in such securities to lose value.

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ SAI.

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Management of the Funds

The Adviser

The Trust on behalf of each Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Innealta Capital, LLC, located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738, under which the Adviser manages each Fund’s investments subject to the supervision of the Board of Trustees. Under the Advisory Agreement, each Fund compensates the Adviser for its investment advisory services at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.

Fund Expenses. Each Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Fund operating expenses excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.73% or 0.48% of the Small Cap Value Fund’s average net assets for Class N shares or Class I shares, respectively, 0.73% or 0.48% of the Small Cap Growth Fund’s average net assets for Class N shares or Class I shares, respectively, 0.69% or 0.44% of the Mid Cap Multi-Style Fund’s average net assets for Class N shares or Class I shares, respectively, and 1.49% and 1.24% of each Dynamic Fund’s average net assets for Class N and Class I shares respectively, through April 30, 2026, subject thereafter to annual re-approval of the agreement by the Board of Trustees. The Adviser is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees. For the most recent fiscal year ended December 31, 2024, the Adviser received an advisory fee net of fee waivers and expense reimbursements equal to 0.89% of the Dynamic International Opportunity Fund’s average daily net assets, 0.91% of the Dynamic U.S. Opportunity Fund’s, 0.00% of the Small Cap Value Fund’s average daily net assets and 0.00% of the Mid Cap Multi-Style Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the renewal of the Advisory Agreement for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2024.

Portfolio Managers

Vito Sciaraffia, Ph.D. is the Chief Investment Officer of Innealta Capital, LLC. He is responsible for ensuring prudent management of all Innealta client assets, designing novel quantitative strategies, and leading the research activities of the investment team.

Dr. Sciaraffia’s present role both emphasizes and builds upon his professional experience, focused heavily on the quantitative evaluation of equity securities and financial markets. In addition, he is actively involved with clients through conference presentations, webinars, and written market commentaries. Dr. Sciaraffia has been in the financial industry since 2004. His previous work experience includes: Senior Researcher on the Strategy Research Team at Dimensional Fund Advisors, Management Associate in the Investment Banking Division at Citigroup, and member of the Market Risk Team at JP Morgan. While at Dimensional, Dr. Sciaraffia conducted empirical asset pricing research, wrote research papers, enhanced the design of investment strategies, and collaborated with their marketing and sales departments by delivering technical presentations to various clients.

Additionally, Dr. Sciaraffia serves as Clinical Professor of Finance at the McCombs School of Business of the University of Texas at Austin, where he focuses his research on empirical asset pricing and teaches the quantitative investment strategy course for graduate students. He earned his Ph.D. in business administration from the Haas School of Business at the University of California, Berkeley. In addition, he has an MA in Mathematics with an emphasis in stochastic processes and an MS in Business from the University of California, Berkeley, an MBA and an M.S. in Finance from the University of Chile, and a B.S. in Economics and Management from the Catholic University of Chile.

Yuxing Zhang, CFA, FRM, is a Portfolio Manager and Quantitative Research Analyst of Innealta Capital, joined Innealta Capital 2017. Mr. Zhang is part of Innealta’s quantitative and implementation team, which is responsible for the day-to-day data management, portfolio implementation and ongoing enhancement of our models and systems. Mr. Zhang received a B.S. degree in Applied Mathematics and a B.A. in Economics from the Southwestern University of Finance and Economics in 2014 and a M.S. in Financial Mathematics from the University of Chicago in 2016.

Franco Fava is an Assistant Portfolio Manager and Financial Quantitative Analyst of Innealta Capital, joined Innealta Capital 2019. Mr. Fava is part of Innealta’s quantitative and implementation team, providing analytical support through in-depth research and quantitative analysis of the sector, region, and country fundamentals. Mr. Fava received a B.S. in Engineering from the Pontifical Catholic University of Chile in 2016 and a graduate degree in Industrial Engineering from the same University in 2018.

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Shareholder Information

Choosing a Share Class

The Trust has adopted a multiple class plan that allows each Fund to offer one or more classes of shares. Each Dynamic Fund has registered three classes of shares – Class A shares, Class I shares and Class N shares. Currently, only Class I and Class N shares are being offered. The Acclivity Funds have registered two classes of shares – Class N shares and Class I shares The different classes of shares represent investments in the same portfolio of securities, but the classes generally offered through different distribution channels and are subject to different expenses and may have different share prices as outlined below:

●	Class I shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of a Fund.

●	Class N shares are sold without an initial sales charge, but are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Class N shares are generally offered through financial intermediary platforms, including, but not limited to, asset allocation, mutual fund wrap, or other discretionary and non-discretionary fee-based investment advisory programs, as well as directly from the Funds’ distributor.

More About Class I Shares

Class I shares may be purchased without the imposition of any sales charges. Each Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Funds and are authorized to buy and sell shares of the Funds that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds. Class I shares are sold at NAV without an initial sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment in Class I shares of a Fund is $20,000.

More About Class N Shares

Class N shares of a Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class N shares pay up to 0.25% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class N shares of the Funds is $5,000. The minimum subsequent investment in Class N shares of the Funds is $1,000.

Share Price

Shares of the Fund are sold at net asset value (“NAV”). The NAV of each Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund’s securities listed on an exchange are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated

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Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to oversee the Valuation Designee’s fair value determinations effectively . The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Each Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because each Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of a Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, each Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

Each Fund offers two share classes so that you can choose the class that best suits your investment needs: Class N and Class I shares. The main differences between the classes are the ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in a Fund represents an interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Purchase by Mail. To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Acclivity Small Cap Value Fund”, “Acclivity Small Cap Growth Fund”, “Acclivity Mid Cap Multi-Style Fund”, “Dynamic International Opportunity Fund” or “Dynamic U.S. Opportunity Fund” as applicable to:

via Regular mail:	via Overnight mail:
Ultimus Fund Solutions, LLC	Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246-0707	Cincinnati, OH 45246

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Purchase through Brokers. You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Broker-dealers may charge commissions on brokerage transactions in Clean Shares, which are shares purchased at net asset value without any sales load and 12b-1 distribution/service fees.

Purchase by Wire. If you wish to wire money to make an investment in a Fund, please call the Fund at 1-855-873-3837 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automated Clearing House (ACH) Purchase: Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.

Automatic Investment Plan. You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on a periodic basis into your established Fund account. Please contact the Funds at 1-855-873-3837 for more information about the Funds’ Automatic Investment Plan. Minimum initial investment requirements may be waived for Automatic Investment Plan investors, at the Funds’ discretion.

The Funds, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Acclivity Small Cap Value Fund”, “Acclivity Small Cap Growth Fund”, “Acclivity Mid Cap Multi-Style Fund”, “Dynamic International Opportunity Fund” or “Dynamic U.S. Opportunity Fund.” The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Redemptions of shares of the Fund purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, shares may be purchased through a broker or by wire, as described in this section.

Note: Ultimus Fund Solutions, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any check or electronic payment returned to the transfer agent for insufficient funds.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the

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information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

●	full name;

●	date of birth (individuals only);

●	Social Security or taxpayer identification number; and

●	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-855-873-3837.

Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

How to Redeem Shares

Each Fund typically expect that it will take up to 7 days following the receipt of your redemption request to pay out redemptions from cash, cash equivalents, proceeds from the sale of the applicable Fund shares, any line of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to “Acclivity Small Cap Value Fund”, “Acclivity Small Cap Growth Fund”, “Acclivity Mid Cap Multi-Style Fund”, “Dynamic International Opportunity Fund” or “Dynamic U.S. Opportunity Fund.” :

via Regular mail:	via Overnight mail:

c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246-0707	Cincinnati, OH 45246

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account. If you own an IRA, you will be asked whether or not the Fund should withhold federal income tax.

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The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-855-873-3837. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of a Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Systematic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may participate in the Funds’ Systematic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on a periodic basis into your established bank account. Please contact the Funds at 1-855-873-3837 for more information about the Funds’ Systematic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1.00% of a Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by a Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and securities redeemed in-kind remain at the risk of the market until they are sold and the shareholder will bear market risk until the securities are converted to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

●     The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

●     The request must identify your account number;

●     The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

●     If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

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When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

●	you request a redemption to be made payable to a person not on record with a Fund;

●	you request that a redemption be mailed to an address other than that on record with a Fund;

●	the proceeds of a requested redemption exceed $50,000;

●	any redemption is transmitted to a bank other than the bank of record; or

●	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance falls below $3,000 for Class N shares and $20,000 for Class I shares, the Fund may notify you that, unless the account is brought up to at least $5,000 for Class N shares or $50,000 for Class I shares within 60 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Converting Shares: Subject to the requirements set forth below, you may be eligible to convert your Class N or Class I shares to another share class within the same Fund.

●	If you hold Class N shares and are eligible to purchase Class I shares, as described above in the section entitled Class I shares, you may be eligible to convert your Class N shares to Class I shares of the same Fund.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Please contact your financial advisor or the Funds directly at 1-855-873-3837 to request a conversion. A self-directed conversion is subject to the discretion of the Adviser to permit or reject. A conversion between share classes of the same Fund is not a taxable event.

Exchange Privilege

You may exchange Class N and Class I shares of a Fund for the same class of shares of another Acclivity Fund or Dynamic Fund with the same registration. The amount of the exchange must be equal to or greater than the required minimum initial investment of the other Fund, as stated in the Prospectus. You may realize either a gain or loss on those shares and will be responsible for paying any applicable taxes. If you exchange shares through a broker, the broker may charge you a transaction fee. Also, if you hold a Fund through a financial intermediary, this privilege may be limited by the intermediary. You may exchange shares by sending a written request to the Fund or by telephone. Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account and the account number(s), and is signed by all shareholders on the account. In order to limit expenses, the Fund reserves the right to limit the total number of exchanges you can make in any year. There are no sales charges for exchanges of Class N and Class I shares.

54

Internet Transactions

To establish internet transaction privileges, you must enroll through the Funds’ website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. To purchase shares through the website, you must also have ACH instructions on your account. Redemption proceeds may be sent to you by check to the address or record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call 1-855-873-3837 for assistance with establishing online access.

You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, their distributor and their transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund nor their transfer agent, distributor nor Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Tools to Combat Frequent Transactions

Each Fund discourages and does not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

●	Rejecting or limiting specific purchase requests.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, a Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding. To reduce expenses, the Funds mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-873-3837 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

55

Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, and serves as distributor and principal underwriter to the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution and Shareholder Servicing (12b-1) Plans

Each Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “12b-1 Plans”) under the 1940 Act for Class N shares. Under the 12b-1 Plans, the Funds are authorized to pay the Funds’ distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of the Funds and the provision of personal services to shareholders. The maximum amount of the fee authorized is 0.25% of the Funds’ average daily net assets annually for Class N shares. The distributor may pay any or all amounts received under the 12b-1 Plans to other persons, including the Adviser, for any distribution or service activity. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

In addition to the fees paid under the 12b-1 Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

56

Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Any dividends are declared and paid annually in December. Any capital gains are declared and paid annually, usually in December. Both distributions will be reinvested in shares of the respective Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to a Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to a Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning a Fund’s shares.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax on: (a) income and dividends paid by a Fund and (b) certain capital gain distributions and the gross proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it either enters into a valid agreement with the IRS or otherwise complies with the specific requirements and provisions of an applicable intergovernmental agreement, in each case to, among other requirements, to collect and report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

57

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s current independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in each Fund’s December 31, 2024 annual report, which is available at no charge upon request. Years prior to 2023 were audited by the Fund’s previous independent public accounting firm.

Because the Acclivity Small Cap Growth Fund has not yet commenced operations, no financial highlights are available for the Small Cap Growth Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

58

Acclivity Small Cap Value Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.63	$15.36	$16.76	$12.39	$11.76
Activity from investment operations:
Net investment income (1)	0.23	0.23	0.22	0.25	0.21
Net realized and unrealized gain/(loss) on investments	0.90	3.23	(0.94)	4.53	0.67
Total from investment operations	1.13	3.46	(0.72)	4.78	0.88
Less distributions from:
Net investment income	(0.22)	(0.19)	(0.17)	(0.20)	(0.01)
Net realized gains	(1.10)	—	(0.51)	(0.21)	(0.24)
Total distributions	(1.32)	(0.19)	(0.68)	(0.41)	(0.25)
Net asset value, end of year	$18.44	$18.63	$15.36	$16.76	$12.39
Total return (2)	5.68%	22.62%	(4.38)%	38.60%	7.51%
Net assets, at end of year (000s)	$38,040	$27,965	$15,436	$10,648	$2,825
Ratio of gross expenses to average net assets (3)(4)	1.04%	1.57%	1.99%	3.63%	5.62%
Ratio of net expenses to average net assets (4)	0.48%	0.48%	0.48%	0.48%	0.54%
Ratio of net investment income to average net assets (4)(5)	1.20%	1.42%	1.38%	1.53%	2.12%
Portfolio turnover rate	96%	56%	59%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

59

Acclivity Small Cap Value Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Class N
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$18.87		$15.52		$16.91	$12.37	$11.75
Activity from investment operations:
Net investment income (1)	0.19		0.17		0.20	0.16	0.26
Net realized and unrealized gain/(loss) on investments	0.91		3.28		(0.92)	4.59	0.61
Total from investment operations	1.10		3.45		(0.72)	4.75	0.87
Less distributions from:
Net investment income	(0.19)		(0.10)		(0.16)	—	(0.01)
Net realized gains	(1.10)		—		(0.51)	(0.21)	(0.24)
Total distributions	(1.29)		(0.10)		(0.67)	(0.21)	(0.25)
Net asset value, end of year	$18.68		$18.87		$15.52	$16.91	$12.37
Total return (2)	5.46	% (7)	22.31	% (7)	(4.35)%	38.40%	7.43%
Net assets, at end of year (000s)	$14		$6		$11	$18 (5)	$10
Ratio of gross expenses to average net assets (3)(4)	1.27%		1.85%		1.54%	3.88%	5.87%
Ratio of net expenses to average net assets (4)	0.73%		0.73%		0.73%	0.73%	0.79%
Ratio of net investment income to average net assets (4)(6)	0.99%		1.07%		1.25%	1.28%	1.87%
Portfolio turnover rate	96%		56%		59%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents actual net assets.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

60

Acclivity Mid Cap Multi-Style Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period.

	Class I
	Year Ended	Year Ended		Year Ended	Year Ended		Period* Ended
	December 31,	December 31,		December 31,	December 31,		December 31,
	2024	2023		2022	2021		2020
Net asset value, beginning of year/period	$13.51	$11.69		$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.15	0.15		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	2.17	1.75		(1.49)	2.40		0.94
Total from investment operations	2.32	1.90		(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.13)	(0.08)		(0.15)	(0.18)		—
Net realized gains	(0.52)	—		(0.23)	(0.00	) (8)	—
Total distributions	(0.65)	(0.08)		(0.38)	(0.18)		—
Net asset value, end of year/period	$15.18	$13.51		$11.69	$13.39		$11.04
Total return (2)	16.85%	16.32	% (9)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (000s)	$4,756	$1,564		$463	$296		$142
Ratio of gross expenses to average net assets (4)(5)	4.92%	19.15%		35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44%	0.44%		0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.03%	1.21%		1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	100%	53%		27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

61

Acclivity Mid Cap Multi-Style Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period.

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended		Period* Ended
	December 31,	December 31,	December 31,	December 31,		December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year/period	$13.52	$11.69	$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.15	0.15	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	2.16	1.76	(1.49)	2.40		0.94
Total from investment operations	2.31	1.91	(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.13)	(0.08)	(0.15)	(0.18)		—
Net realized gains	(0.52)	—	(0.23)	(0.00	) (9)	—
Total distributions	(0.65)	(0.08)	(0.38)	(0.18)		—
Net asset value, end of year/period	$15.18	$13.52	$11.69	$13.39		$11.04
Total return (2)	16.77%	16.41%	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (4)	$17	$14	$12	$14		$11
Ratio of gross expenses to average net assets (5)(6)	5.17%	19.40%	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69%	0.69%	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.78%	0.96%	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	100%	53%	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

62

Dynamic International Opportunity Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.20	$11.26	$13.18	$13.16	$10.43
Activity from investment operations:
Net investment income (1)	0.30	0.29	0.14	0.12	0.09
Net realized and unrealized gain/(loss) on investments	0.00 (6)	0.94	(1.92)	0.02	2.75
Total from investment operations	0.30	1.23	(1.78)	0.14	2.84
Less distributions from:
Net investment income	(0.44)	(0.29)	(0.14)	(0.12)	(0.09)
Net realized gains	(0.39)	—	—	—	—
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.83)	(0.29)	(0.14)	(0.12)	(0.11)
Net asset value, end of year	$11.67	$12.20	$11.26	$13.18	$13.16
Total return (2)	2.47%	10.95%	(13.47)%	1.05%	27.20%
Net assets, at end of year (000s)	$61,478	$102,227	$87,534	$104,565	$102,191
Ratio of gross expenses to average net assets (3)(4)	1.35%	1.34%	1.36%	1.34%	1.38%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	2.42%	2.46%	1.17%	0.91%	0.82%
Portfolio turnover rate	72%	62%	115%	54%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

63

Dynamic International Opportunity Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.24	$11.28	$13.21	$13.18	$10.46
Activity from investment operations:
Net investment income (1)	0.27	0.12	0.12	0.09	0.07
Net realized and unrealized gain/(loss) on investments	0.01	1.07	(1.93)	0.02	2.73
Total from investment operations	0.28	1.19	(1.81)	0.11	2.80
Less distributions from:
Net investment income	(0.41)	(0.23)	(0.12)	(0.08)	(0.06)
Net realized gains	(0.39)	—	—	—	—
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.80)	(0.23)	(0.12)	(0.08)	(0.08)
Net asset value, end of year	$11.72	$12.24	$11.28	$13.21	$13.18
Total return (2)	2.25%	10.61%	(13.72)%	0.86%	26.78%
Net assets, at end of year (000s)	$1,703	$2,659	$8,418	$9,217	$8,791
Ratio of gross expenses to average net assets (3)(4)	1.61%	1.61%	1.61%	1.59%	1.63%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	2.16%	1.01%	0.99%	0.65%	0.60%
Portfolio turnover rate	72%	62%	115%	54%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

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Dynamic U.S. Opportunity Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.63	$13.60	$15.08	$13.71	$12.21
Activity from investment operations:
Net investment income (1)	0.22	0.12	0.12	0.01	0.05
Net realized and unrealized gain/(loss) on investments	1.12	2.06	(1.25)	2.18	2.24
Total from investment operations	1.34	2.18	(1.13)	2.19	2.29
Less distributions from:
Net investment income	(0.25)	(0.15)	(0.11)	(0.01)	(0.11)
Net realized gains	(2.47)	—	(0.24)	(0.81)	(0.68)
Total distributions	(2.72)	(0.15)	(0.35)	(0.82)	(0.79)
Net asset value, end of year	$14.25	$15.63	$13.60	$15.08	$13.71
Total return (2)	8.62%	16.05%	(7.50)%	16.19%	18.86	% (6)
Net assets, at end of year (000s)	$108,561	$106,992	$116,352	$97,667	$74,289
Ratio of gross expenses to average net assets (3)(4)	1.33%	1.33%	1.35%	1.36%	1.42%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.36%	0.83%	0.83%	0.04%	0.40%
Portfolio turnover rate	131%	70%	184%	95%	306%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

65

Dynamic U.S. Opportunity Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Class N
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$15.65		$13.62	$15.09	$13.74	$12.25
Activity from investment operations:
Net investment income/(loss) (1)	0.17		0.08	0.08	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	1.12		2.06	(1.23)	2.19	2.25
Total from investment operations	1.29		2.14	(1.15)	2.16	2.26
Less distributions from:
Net investment income	(0.20)		(0.11)	(0.08)	—	(0.09)
Net realized gains	(2.47)		—	(0.24)	(0.81)	(0.68)
Total distributions	(2.67)		(0.11)	(0.32)	(0.81)	(0.77)
Net asset value, end of year	$14.27		$15.65	$13.62	$15.09	$13.74
Total return (2)	8.32	% (6)	15.73%	(7.66)%	15.92%	18.46	% (6)
Net assets, at end of year (000s)	$6,873		$8,146	$10,375	$10,739	$9,616
Ratio of gross expenses to average net assets (3)(4)	1.58%		1.58%	1.60%	1.62%	1.67%
Ratio of net expenses to average net assets (4)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	1.05%		0.58%	0.55%	(0.21)%	0.11%
Portfolio turnover rate	131%		70%	184%	95%	306%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

66

Privacy Policy

Rev. May 2021
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

67

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

68

Investment Adviser
Innealta Capital, LLC
13215 Bee Cave Parkway, Building A, Suite 240
Austin, TX 78738

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
U.S. Bank, National Association
1555 North River Center Drive
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

each a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Tailored Shareholder Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-855-873-3837, or by writing to:

Acclivity Small Cap Value Fund
Acclivity Small Cap Growth Fund
Acclivity Mid Cap Multi-Style Fund
Dynamic International Opportunity Fund or
Dynamic U.S. Opportunity Fund
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Information is also available at www.innealtafunds.com.

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

●	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;

●	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or

●	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated: May 1, 2025

Acclivity Small Cap Value Fund

Class I Shares (Symbol: AXVIX)

Class N Shares (Symbol: AXVNX)

Acclivity Small Cap Growth Fund

Class I Shares (Symbol: AXGIX)

Class N Shares (Symbol: AXGNX)

Acclivity Mid Cap Multi-Style Fund

Class I Shares (Symbol: AXMIX)

Class N Shares (Symbol: AXMNX)

Dynamic International Opportunity Fund

Class I Shares (Symbol: ICCIX)

Class N Shares (Symbol: ICCNX)

Dynamic U.S. Opportunity Fund

Class I Shares (Symbol: ICSIX)

Class N Shares (Symbol: ICSNX)

This Statement of Additional Information (“SAI”) provides general information about the Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund, each a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus for Class I and Class N shares dated May 1, 2024 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. This SAI incorporates by reference the Funds’ Annual Report for the fiscal year ended December 31, 2023. To obtain a copy of the Prospectus or the Annual or Semi-Annual Report, free of charge, please write or call the Fund at the address or telephone number below:

Acclivity Small Cap Value Fund, Acclivity Small Cap Growth Fund, Acclivity Mid Cap Multi-Style Fund, Dynamic International Opportunity Fund or Dynamic U.S. Opportunity Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

1-855-873-3837

---------------------------------

TABLE OF CONTENTS

---------------------------------

The Trust	1
Investment Policies, Strategies and Associated Risks	2
Fundamental Investment Limitations	28
Management of the Fund	29
Board of Trustees	29
Board Leadership Structure	29
Trustees and Officers	31
Board Committees	33
Trustee Compensation	33
Control Persons and Principal Shareholders	34
Investment adviser	37
Portfolio Manager	41
Other Service Providers	44
Distribution of Fund Shares	48
12b-1 Distribution and Shareholder SErvicing Plans	49
Portfolio Transactions and Brokerage	51
Portfolio Turnover	53
Code of Ethics	54
Proxy Voting Procedures	54
Anti-Money Laundering Compliance Program	54
Portfolio Holdings Information	55
Determination of Net Asset Value	56
Financial Statements	64
APPENDIX “A” RATINGS DEFINITIONS	65
APPENDIX “B” INNEALTA Capital, LLC Proxy Voting Policy	81

The Trust

Each of the Acclivity Small Cap Value Fund, the Acclivity Small Cap Growth Fund, and the Acclivity Mid Cap Multi-Style Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund (each a “Fund” and collectively the “Funds”) is a series of Northern Lights Fund Trust II, (the “Trust”) a Delaware statutory trust, organized on August 26, 2010. The Funds commenced operations on December 30, 2011.

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Funds may issue an unlimited number of shares of beneficial interest. All shares of the Funds have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Funds is entitled to participate equally with other shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund is a diversified series of the Trust.  The Funds’ investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

Each of the Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund has registered three classes of shares: Class A shares, Class N shares and Class I shares and each of the Acclivity Small Cap Value Fund, the Acclivity Small Cap Growth Fund, and the Acclivity Mid Cap Multi-Style Fund has registered two classes of shares: Class N and Class I shares. Each share class represents an interest in the same assets of each Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  Each share of the Funds is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Funds is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by a Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Currently, only Class I and Class N shares of each Dynamic Fund are being offered for sale. Currently only the Acclivity Mid Cap Multi-Style Fund and the Acclivity Small Cap Value Fund are available for purchase.

The Trust’s Agreement and Declaration of Trust - General

Under the Trust’s Amended Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trust is not required to and does not intend to hold annual meetings of shareholders.

The Trust’s Agreement and Declaration of Trust – Shareholder Derivative Actions

A shareholder may bring derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established by the Board to consider the merits of such action, has a personal financial interest in the action at issue.

Innealta Capital, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Investment Policies, Strategies and Associated Risks

The investment objective of the Acclivity Small Cap Value Fund, Acclivity Small Cap Growth Fund, Acclivity Mid Cap Multi-Style Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Funds and the descriptions of the Funds’ principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although the Funds will provide shareholders with notice of any change to a Fund’s investment objectives at least 60 days prior to such change.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Funds’ investment objective and a summary of related risks.

To the extent a type of investment is not discussed in the section titled “Principal Investment Strategies” in the Funds’ Prospectus, such type of investment is not used by a Fund in executing its principal investment strategies.

Acclivity Funds

Equity Securities

The Funds may invest in equity securities consistent with their investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fall. Historically, the equity markets have moved in cycles and the value of the securities in the Funds’ portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends. Other risks of investing globally in equity securities may include changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of taxes including withholding taxes on dividend or interest payments, and difficulty in obtaining and enforcing judgments against entities. Equities investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. There are no absolute restrictions in regard to the size or operating experience of the companies in which the Funds may invest directly or indirectly. In addition, relatively small companies in which the Funds may invest may lack management depth or the ability to generate internally, or obtain externally, the funds necessary for growth and companies with new products or services could sustain significant losses if projected markets do not materialize.

To the extent the Funds invest in the equity securities of small- and medium-sized companies, they will be exposed to the risks of small- and medium-sized companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of each Fund’s portfolio.

Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to each Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants

Each Fund may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from any increases in the market price of the underlying common stock.

Other Investment Companies

Each Fund may invest in shares of other registered investment companies, including money market mutual funds, in accordance with the limitations established under the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, each Fund becomes a shareholder of that investment company. As a result, each Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses each Fund shareholders directly bear in connection with the Fund’s own operations.

Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by each Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, each Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by each Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits each Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by each Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by each Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Exchange-Traded Funds

Each Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, each Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above, absent another applicable exemption. To the extent each Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which each Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”). Investors in each Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Money Market Mutual Funds

Each Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes. Money market mutual funds are regulated investment companies under the 1940 Act and each Fund will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies. Please note that in addition to the advisory and operational fees each Fund pays in connection with its own operations, to the extent each Fund invests in money market funds, the Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.

Illiquid Securities

Each Fund may not invest more than 15% of the value of its net assets in illiquid securities. The Adviser will monitor the amount of illiquid securities in each Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to sell illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Fixed Income Securities

General

Each Fund may invest in fixed income securities. Examples of such securities are described below.

Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

Real Estate-Related Investments

Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Initial Public Offerings

Each Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, each Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of each Fund’s portfolio.

Borrowing

Each Fund may borrow money for investment purposes. The Funds’ Investment Restriction regarding borrowing will be interpreted to permit the Funds to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.

Each Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks. In addition, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions. The use of borrowing by each Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the NAV per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, each Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of each Fund’s total assets from banks for any purpose, and to borrow up to 5% of each Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase each Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of each Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of each Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, each Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate each Fund’s net investment income in any given period. Currently, each Fund’s does not contemplate borrowing money for investment purposes. The Funds’ Investment Restriction regarding borrowing will be interpreted to permit each Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Reverse repurchase agreements may be considered to be a type of borrowing. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy. Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

Issuance of Senior Securities

Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions. With respect to each Fund’s fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits each Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above. Each Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of a Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by a Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that the Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party. These investment practices include repurchase and reverse repurchase agreements, dollar rolls, options, futures and forward contracts. The Funds’ policy will be interpreted not to prevent collateral arrangements with respect to options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Options, Futures and Other Derivative Strategies

General

Each Fund may invest in futures, forwards, options, spot contracts, financial indices and instruments, currencies and interest rates (collectively, “Financial Instruments”). The use of such Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, the Funds’ ability to use Financial Instruments will be limited by tax considerations.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Funds’ investment objectives and permitted by the Funds’ investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)	Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)	The prices of Financial Instruments can diverge from the prices of their underlying instruments and may be affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)	As described below, each Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Each Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of each Fund’s assets to cover or held in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Options

A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a Fund may also suffer a loss as the result of writing options. For example, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. If the call option is an over-the-counter (OTC) option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument. Options that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs.

Each Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, each Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, each Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit each Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in each Fund’s net asset value being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

Each Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that each Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, each Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by a Fund could leave the Fund unable to prevent material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows each Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid.

Options on Indices. Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, each Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific underlying reference instrument at a specified future time at a specified price.

An option on a futures contract is the right, purchased for a certain price, to either buy or sell the underlying futures contract during a certain period of time for a fixed price. Options trading requires many of the same skills as does successful futures contract trading. However, since specific market movements of the underlying futures contract must be predicted accurately, the risks involved are somewhat different. For example, if a Fund buys an option (either to sell or buy a futures contract), the Fund will pay a “premium” representing the market value of the option. Unless the price of the futures contract underlying the option changes and it becomes profitable to exercise or offset the option before it expires, a Fund may lose the entire amount of the premium. Conversely, if a Fund sells an option (either to sell or buy a futures contract), the Fund will be credited with the premium but will have to deposit margin due to the Fund’s contingent liability to take or make delivery of the underlying futures contract in the event the option is exercised. The writing of an option involves the risk of losing the entire investment or substantially more than the entire investment, thereby causing significant losses to the client in a relatively short period of time. The ability to trade in or exercise options may be restricted in the event that trading in the underlying futures contract becomes restricted.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

Forward Trading. Each Fund may trade forward contracts. Forward contracts are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. Neither the CFTC nor any banking authority regulates trading in forward contracts. In addition, there is no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and that at which they are prepared to sell. Disruptions can occur in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward trading, to the possible detriment of the Fund.

In its forward trading, a Fund is subject to the risk of the bankruptcy of, or the inability or refusal to perform with respect to its forward contracts by, the principals with which the Fund trades. Funds on deposit with such principals are generally not protected by the same segregation requirements imposed on CFTC regulated commodity brokers in respect of customer funds on deposit with them. However, each Fund intends to engage in forward trading only with large, well-capitalized banks and dealers. Each Fund may place forward trades through agents, so that the insolvency or bankruptcy of such agents could also subject the Fund to the risk of loss.

Short-Term Investments

Each Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits

Each Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, each Fund may invest without limit in repurchase agreements. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Funds by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. Each Fund will enter into repurchase agreements only with financial institutions determined by the Adviser to present minimal risk of default during the term of the agreement. Repurchase agreements are usually for a term of one week or less but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by each Fund and creates leverage in the Fund’s portfolio. In a reverse repurchase transaction, a Fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, each Fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the Fund received when it sold the instrument, representing the equivalent of an interest payment by the Fund for the use of the cash. During the term of the transaction, a Fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments. Each Fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, each Fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the Fund’s portfolio manager in other securities or instruments in an effort to increase the Fund’s investment returns. During the term of the transaction, each Fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a Fund reinvests the proceeds of a reverse repurchase agreement in other securities, the Fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a Fund more volatile and increases the Fund’s overall investment exposure. In addition, if a Fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the Fund’s return. When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. In addition, a Fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio manager’s strategy and result in lower Fund returns. At the time a Fund enters into a reverse repurchase agreement, the Fund is required to set aside cash or other appropriate liquid securities in the amount of the Fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the Fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of Fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Dynamic Funds

Equity Securities. The Funds may invest in equity securities and ETFs that hold equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Equity securities also include SPDRs (S&P Depositary Receipts, known as “Spiders”), DIAMONDS, QQQQs and a number of other exchange traded funds (“ETFs”). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holdings consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500 and streetTRACKS. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

Futures.

General. Each Fund may use certain futures contracts and may invest in ETFs that use certain futures contracts (sometimes referred to as “futures”).

The use of futures is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use futures will be limited by tax considerations. Pursuant to a claim for exemption filed with the National Futures Association on behalf of a Fund, a Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act. In addition to the instruments, strategies and risks described below and in the Prospectus, the Funds’ Adviser may discover additional opportunities in connection with futures and other similar or related techniques. These new opportunities may become available as the

Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions. The Adviser may utilize these opportunities to the extent that they are consistent with each Fund’s investment objective and permitted by each Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The Fund purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade and certain foreign exchanges.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to approximately 10% or less of the contract value. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund was unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Foreign Securities. The Funds may invest in foreign equity securities including American Depositary Receipts (“ADRs”) and ETFs that hold foreign securities. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments, or other events (including, for example, terrorism, war, natural disasters and disease/virus epidemics). There is no assurance that an adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Short Sales. The Funds may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds may also sell short “against the box”. Short sales “against the box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Securities Lending. The Funds may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the staff of the U.S. Securities and Exchange Commission (the “SEC”) that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Restricted and Illiquid Securities. The portfolio of the Funds may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, non-publicly offered securities and restricted securities. Restricted securities are securities where the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

Fixed Income Securities. The Funds may invest in directly and invest in ETFs that invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Financial Services Industry Obligations. The Funds may invest in each of the following obligations of the financial services industry:

     (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government (“U.S. Government Obligations”). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund’s ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, a Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. In the event that a Fund engages in any borrowings and such borrowings exceed the limits of Section 18 of the 1940 Act, the Fund will reduce its borrowings within three days in order to comply with such limits.

Options Transactions. The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Other Investment Companies. The Funds may invest up to 100% of its net assets in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. Each Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board of Trustees. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. SEC Rule 12d1-3 provides, however, that the Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable Financial Industry Regulatory Authority, Inc. (“FINRA”) rules.

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Exchange-Traded Funds. An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security. Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close. Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index. The ETFs in which the Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which the Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse-Leveraged ETFs. As discussed in the Prospectus, each Fund may invest in Leveraged, Inverse and Inverse-Leveraged ETFs which are “leveraged” in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Fund is subject to all of the correlation risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the ETF’s use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of an ETF to be either greater than, or less than, the index performance times the stated multiple in the fund objective.

The Funds’ return for periods longer than one day is primarily a function of the following: a) index performance; b) index volatility; c) financing rates associated with leverage; d) other fund expenses; e) dividends paid by companies in the index; and f) period of time. The fund performance for the Fund can be estimated given any set of assumptions for the factors described above.

Exchange-Traded Notes. Each Fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. ETNs are publicly traded on a U.S. securities exchange. An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its net asset value; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Commodity Pools. The Funds may seek to gain exposure to commodities and commodity markets. Commodities include a range of assets with tangible properties, such as oil, natural gas, agricultural products (e.g., wheat, corn and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper) and softs (e.g., cocoa, coffee and sugar). Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs and international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation may also impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The Funds may invest in commodities indirectly through pooled investment vehicles that hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. The Funds’ investments in commodities or commodity-linked instruments may expose such Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions or events, including, for example, terrorism, war, natural disasters and disease/virus epidemics, in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund. The Funds may primarily utilize pooled investment vehicles that hold commodity-linked instruments in order to maintain exposure to the commodities sector.

The ability of a Fund to invest indirectly in commodities and certain commodity-related instruments and in certain ETFs and other pooled investment vehicles investing in commodities or commodity-related instruments, may be significantly limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal tax purposes.

Temporary and Cash Investments

Under normal market conditions, the Funds will stay fully invested according to its principal investment strategies as noted above. The Funds, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions or events, including, for example, terrorism, war, natural disasters and disease/virus epidemics. This may result in the Funds not achieving its investment objectives during that period.

For longer periods of time, the Funds may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested. To the extent that the Funds use a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Funds may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Real Estate Companies. The Funds may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or have at least 50% of their respective assets in such real estate. Such investments include common stocks (including real estate investment trust (“REIT”) shares, see “Real Estate Investment Trusts” below),rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts. The Funds may make investments in REITs. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Additional Risks

Risk of Potential Government Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy or may increase the costs associated with using those instruments and could ultimately prevent the Fund from being able to fully achieve its investment objectives. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) sets forth a legislative framework for over-the-counter (“OTC”) derivatives, such as swaps, in which the Fund may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and, among other things, requires clearing of many OTC derivatives transactions and imposes minimum margin and capital requirements on uncleared OTC derivatives transactions.

In addition, on October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund was required to comply with Rule 18f-4 by August 19, 2022. Rule 18f-4 imposes limits on the amount of derivatives the Fund can enter into, eliminated the asset segregation framework previously used by Fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and requires the Fund, to the extent its use of derivatives is more than a limited specified exposure amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Risks Associated With Recent Market Events

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. Uncertainty with respect to these policies has recently resulted in increased volatility in the equity and debt markets. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and developed into a global pandemic. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty.

Disruptions in markets can adversely impact a Fund and its investments. Further, certain local markets have been or may be subject to closures, and there can be no certainty regarding whether trading will continue in any local markets in which a Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such market. The outbreak could also impair the information technology and other operational systems upon which a Fund’s service providers rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform critical tasks relating to the Fund. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. In the past, governmental and quasi-governmental authorities and regulators through the world have at times responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments. Public health crises caused by the outbreak may exacerbate other preexisting political, social and economic risks in certain countries or globally. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.

Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that could impact the value of Russian investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Risks Related to Israel-Hamas War.

In October 2023, armed conflict broke out between Israel and the militant group Hamas after Hamas infiltrated Israel’s southern border from the Gaza Strip. In response, Israel declared war on Hamas and Israeli Defense Forces invaded the Gaza Strip. Events in Israel, Gaza, and the greater Middle East region are rapidly evolving, and the extent and duration of the Israel-Hamas war are impossible to predict.

Both actual hostilities, including the Israel-Hamas war described above, and the threat of future hostilities may have a significant adverse effect on Israel’s economy, including increased volatility in the share price of companies based in or with operations in Israel, local securities trading suspensions, local securities market closures (including for extended periods), a lack of transparency concerning Israeli issuers or other local market information, and increased restrictions on foreign investment or repatriation of capital. Such hostilities or an attack also may escalate into a more wide-scale conflict with the potential for greater and far-reaching adverse effects in the region and globally. While it is not possible to predict the extent and duration of any such conflict, the resulting market disruptions could be significant, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Israeli issuers or issuers in other countries affected by the war.

Europe Recent Events Risk

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. Each Fund may face risks associated with the potential uncertainty and consequences of the new relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not each Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of each Fund’s investments. The occurrence of terrorist incidents throughout Europe could also impact financial markets.

Government Intervention in Financial Markets Risk

Instability in the financial markets may lead the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that may experience extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Fundamental Investment Limitations

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);

4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate or real estate acquired as a result of such investments. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities; or

8.	Make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

The following lists the non-fundamental investment restrictions applicable to the Funds. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Funds may not:

1.	Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the 1940 Act or exemptive relief granted by the SEC. Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company; or

2.	Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice; or

3.	Invest in other investment companies advised by the same investment adviser as the Funds or in investment companies advised by affiliates of such adviser.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011.   The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees.   Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) setting the agendas for board meetings and (d) ensuring board members are provided necessary materials in advance of each board meeting. The Trust believes that (i) its Chairman, (ii) Keith Rhoades, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, each of its funds and each shareholder.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills. The Board of Trustees reviews its leadership structure regularly on at least an annual basis. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen, as Chairman, and four (4) other Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information and oversees the Trust’s service providers’ adherence to the Trust’s policies and procedures.

Investment advisers managing the Trust’s series report to the Trust’s CCO and the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the CCO and Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO conducts on-going and continuous compliance testing and presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s President, Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over twenty-four years of experience in the investment management and brokerage business including a focus in compliance, legal and regulatory oversight and possesses a strong understanding of the regulatory framework under which investment companies must operate. Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, and since December 2022 has been the President of TTS Associates, Inc., each a financial services firm and from 1994 through 2010 held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades held various accounting roles at Union Pacific Railroad, including Senior Director of General Ledger/Financial Research. Randy Skalla has more than 20 years of investment management experience including serving as President of L5 Enterprises, Inc. since 2001 and from 2001 through 2017 Mr. Skalla was a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee, and the Nominating Committee. All Independent Trustees are members of the Audit Committee, Compensation Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of all three of the standing board committees allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee since May 2011	Trustee (since 2011) of Northern Lights Fund Trust II; Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	4	NONE
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (since 2010) (financial services firm); President, TTS Associates, Inc. (financial services) (since December 2022).	4	Director, Aquila Distributors: Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (since 2007) (executive consulting firm).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee since May 2011	Retired since 2008.	4	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (since 2001) (financial services company).	4	NONE

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin Wolf 1969	President since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President, Head of Fund Administration and Product, Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2019), President, Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (2012 - 2019).	N/A	N/A
Erik Naviloff 1968	Treasurer since May 2011	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2012).	N/A	N/A
Kent Barnes 1968	Secretary since April 2024	Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC (since November 2023); Vice President, U.S. Bancorp Fund Services, LLC (November 2018 to November 2023).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019)	N/A	N/A
Emile Molineaux 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of December 31, 2024, the Trust was comprised of 24 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Acclivity Small Cap Value Fund and the Acclivity Mid Cap Multi-Style Fund also managed by the same adviser and not to any other series of the Trust. Each Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series not included in the Fund Complex.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually. During the fiscal year ended December 31, 2024, the Audit Committee met ten times.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the Independent Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the Independent Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the Independent Trustees. The Compensation Committee will generally meet annually.

Trustee Compensation

Effective January 1, 2025, each Trustee will receive a quarterly fee of $22,500 (the “Trustee Fee”) to be paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee will also receive reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman will receive an additional quarterly fee of $4,250 and the Chairman of the Trust will receive an additional quarterly fee of $5,600. For special in-person meetings, each Trustee will receive a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which fees will generally be paid by the Adviser requesting the special in-person meeting. None of the executive officers will receive compensation from the Trust.

Prior to January 1, 2025 each Trustee received a quarterly fee of $21,250 (the “Trustee Fee”) paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee also received reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman received an additional quarterly fee of $4,000 and the Chairman of the Trust received an additional quarterly fee of $5,250. For special in-person meetings, each Trustee would receive a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which fees were generally paid by the Adviser requesting the special in-person meeting. None of the executive officers will receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from each Fund and the Fund Complex during the period ended December 31, 2024.

Name	Aggregate Compensation From the Dynamic International Opportunity Fund	Aggregate Compensation From the Dynamic U.S. Opportunity Fund	Aggregate Compensation From Acclivity Small Cap Value Fund	Aggregate Compensation From Acclivity Mid Cap Multi-Style Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Complex*** Paid to Trustees
Thomas T. Sarkany	$3,581	$3,581	$3,581	$3,581	None	None	$17,905
Anthony Lewis	$3,581	$3,581	$3,581	$3,581	None	None	$17,905
Keith Rhoades*	$4,280	$4,280	$4,280	$4,280	None	None	$21,400
Randy Skalla	$3,581	$3,581	$3,581	$3,581	None	None	$17,905
Brian Nielsen**	$4,475	$4,475	$4,475	$4,475	None	None	$25,726

**	Mr. Rhoades serves as chairman of the Audit Committee.

***	Mr. Nielsen also serves as Chairman of the Trust.

***	There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Funds and not to any other series of the Trust. For the fiscal year ended December 31, 2024, aggregate Independent Trustees’ fees were $462,000.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Funds and other series of the Trust as of December 31, 2024:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas T. Sarkany	None	None
Anthony Lewis	None	None
Keith Rhoades	None	None
Randal Skalla	None	None
Brian Nielsen	None	None

As of December 31, 2024, the Trustees and officers, as a group, owned less than 1.00% of the Funds’ outstanding shares and the Fund Complex’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Funds.

As of April 1, 2025, the following persons owned, beneficially or of record, 5% or more of a class of shares of the Funds.

Acclivity Small Cap Value Fund
Name of Shareholder	Total Shares Owned	% Of Share Class Owned

Class I Shares
LPL Financial 4707 Executive Drive San Diego, CA 92121-1968	271,957.305	14.35%

Charles Schwab & Co. Inc. Special Custody Account FBO Customers ATTN Mutual Funds Operations 211 Main Street San Francisco, CA 94105	515,326.927	27.19%

Acclivity Small Cap Value Fund
Name of Shareholder	Total Shares Owned	% Of Share Class Owned

Class N Shares
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	326.723	99.64%

Acclivity Mid Cap Multi-Style Fund
Name of Shareholder	Total Shares Owned	% Of Share Class Owned

Class I Shares
Innealta Capital, LLC Vito Sciaraffia Authorized Agent 13215 Bee Cave Highway A-240 Austin, TX 78738	89,958.811	22.62%

Riomaggiore Investments, LLC Vito Sciaraffia Authorized Agent 8312 Verde Mesa CV Austin, TX 78738	87,928.568	22.11%

Acclivity Mid Cap Multi-Style Fund
Name of Shareholder	Total Shares Owned	% Of Share Class Owned

Class N Shares
Innealta Capital, LLC Vito Sciaraffia Authorized Agent 13215 Bee Cave Highway A-240 Austin, TX 78738	1.095	100%

Dynamic International Opportunity Fund
Name of Shareholder	Total Shares Owned	% Of Share Class Owned

Class I Shares
LPL Financial A/C 1000-0005 4707 Executive Drive San Diego, CA 92121-1968	2,102,400.862	47.36%

Morgan Stanley Smith Barney LLC For the Exclusive benefit of its Customers 1 New York Plaza, FL 12 New York, NY 10004	252,870.783	5.70%

Class N Shares
Charles Schwab & Co. Inc. Special Custody Account FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105	36,964.127	26.44%

LPL Financial 4707 Executive Drive San Diego, CA 92121-1968	7,960.918	5.69%

National Financial Services 499 Washington Blvd. Jersey City, NJ07310	38,857.472	27.80%

Voya Institutional Trust Company One Orange Way C1S Windsor, CT	8,105.6680	5.80%

Morgan Stanley Smith Barney LLC For the Exclusive benefit of its Customers 1 New York Plaza, FL 12 New York, NY 10004	11,095.215	7.94%

Dynamic U.S. Opportunity Fund
Name of Shareholder	Total Shares Owned	% Of Share Class Owned

Class I Shares
LPL Financial A/C 1000-0005 4707 Executive Drive San Diego, CA 92121-1968	2,194,661.660	31.58%

Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, 12th Fl New York, NY 10004	425,421.485	6.12%
Charles Schwab & Co. Inc. Special Custody Account FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105	617,565.369	8.89%

Class N Shares
Charles Schwab & Co. Inc. Special Custody Account FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105	48,580.878	10.21%

Investment Adviser

Investment advisory services are provided to the Funds by Innealta Capital, LLC, 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738, pursuant to an investment advisory agreement with the Trust, on behalf of each of the Dynamic Funds dated March 27, 2018 and on behalf of each Acclivity Fund dated April 22, 2020 (the “Advisory Agreement”). The Adviser is a majority-owned subsidiary of Riomaggiore Investments, LLC which in turn is controlled by Dr. Vito Sciaraffia as its sole member. Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of a Fund’s investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds upon 60 days’ prior written notice when authorized either by a majority vote of the applicable Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Advisor upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a subadviser) to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a subadviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Funds, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser (directly or through a subadviser) will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was initially approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on October 28, 2011 and then approved by the Board of the Trust and shareholders for a two year term due to a change of control of the adviser at meeting held on January 23-24, 2018. Shareholders subsequently approved the new advisory agreement at the shareholder meeting held on March 27, 2018. The Advisory Agreement was most recently renewed by the Board of the Trust, including a majority of the Independent Trustee at a meeting held on October 15, 2024.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Funds and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Funds’ records and the registration of the Funds’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Funds; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, each Dynamic Fund pays the Adviser a management fee at the annual rate of 1.00% of the Funds’ average daily net assets. The Acclivity Small Cap Value Fund, Acclivity Small Cap Growth Fund, and Acclivity Mid Cap Multi-Style Fund pay the Adviser a management fee at the annual rate of 0.39%, 0.39%, and 0.35% of each Acclivity Fund’s average daily net assets, respectively.

The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) at least until April 30, 2026, such that net annual fund operating expenses of each Fund do not exceed the percentages in the table below.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause a Fund’s annual operating expenses to exceed the expense cap. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and increase its performance.

Acclivity Small Cap Value Fund	Expense Limitation
Class N	0.73%
Class I	0.48%
Acclivity Small Cap Growth Fund	Expense Limitation
Class N	0.73%
Class I	0.48%
Acclivity Mid Cap Multi-Style Fund	Expense Limitation
Class N	0.69%
Class I	0.44%

Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund	Expense Limitation
Class N	1.49%
Class I	1.24%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Funds.  Under the terms of the Advisory Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Funds and of pricing the Funds’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Funds, (e) brokerage commissions and any issue or transfer taxes chargeable to the Funds in connection with its securities transactions, (f) all taxes and corporate fees payable by the Funds to governmental agencies, (g) the fees of any trade association of which the Funds may be a member, (h) the cost of share certificates representing shares of the Funds, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Funds and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Funds’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

For the fiscal years end December 31, the Funds paid the following advisory fees to the Fund’s investment adviser, Innealta Capital, LLC, pursuant to the investment advisory agreement, of which the adviser waived or recouped the amount set forth in the following tables.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Waiver
December 31, 2024	$134,704	$(134,704)	$0
December 31, 2023	$73,879	$(73,879)	$0
December 31, 2022	$47,103	$(47,103)	$0

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Waiver
December 31, 2024	$11,877	$(11,877)	$0
December 31, 2023	$2,706	$(2,706)	$0
December 31, 2022	$1,389	$(1,389)	$0

Dynamic International Opportunity Fund

Fiscal Year Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Waiver
December 31, 2024	$946,302	$(104,603)	$841,699
December 31, 2023	$1,007,787	$(102,045)	$905,742
December 31, 2022	$1,002,846	$(120,203)	$882,643

Dynamic U.S. Opportunity Fund

Fiscal Year Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Waiver
December 31, 2024	$1,239,625	$(114,855)	$1,124,770
December 31, 2023	$1,285,956	$(117,206)	$1,168,750
December 31, 2022	$1,193,815	$(126,906)	$1,066,909

The following tables show the amount of reimbursements paid to the Acclivity Small Cap Value Fund and Acclivity Mid Cap Multi-Style Fund by the Adviser in addition to the advisory fees waived for the fiscal years ended December 31:

Acclivity Small Cap Value Fund

Fiscal Year Ended	Amount of Fund Expenses Reimbursed to the Fund by the Adviser
December 31, 2024	$58,618
December 31, 2023	$133,066
December 31, 2022	$135,709

Acclivity Mid Cap Multi Style Fund

Fiscal Year Ended	Amount of Fund Expenses Reimbursed to the Fund by the Adviser
December 31, 2024	$137,051
December 31, 2023	$142,534
December 31, 2022	$138,473

Portfolio Managers

The following section provides information regarding the Portfolio Managers, other accounts managed by the Portfolio Managers, compensation, material conflicts of interests, and any ownership of securities in the Funds.

Vito Sciaraffia, Ph.D. is Chief Investment Officer of Innealta Capital, responsible for ensuring prudent management of all Innealta client assets, designing novel quantitative strategies, and leading the research activities of the investment team. Dr. Sciaraffia’s present role both emphasizes and builds upon his professional experience, focused heavily on the quantitative evaluation of equity securities and financial markets. In addition, he is actively involved with clients through conference presentations, webinars, and written market commentaries. Dr. Sciaraffia has been in the financial industry since 2004. His previous work experience includes: Senior Researcher on the Strategy Research Team at Dimensional Fund Advisors, Management Associate in the Investment Banking Division at Citigroup, and member of the Market Risk Team at JP Morgan. While at Dimensional, Dr. Sciaraffia conducted empirical asset pricing research, wrote research papers, enhanced the design of investment strategies, and collaborated with their marketing and sales departments by delivering technical presentations to various clients.

Additionally, Dr. Sciaraffia was an Assistant Professor of Finance at the McCombs School of Business of the University of Texas at Austin, where he researched empirical asset pricing and taught the core Investment Management course. He earned his Ph.D. in business administration from the Haas School of Business at the University of California, Berkeley. In addition, he has an MA in Mathematics with an emphasis in stochastic processes and an MS in Business from the University of California, Berkeley, an MBA and an M.S. in Finance from the University of Chile, and a B.S. in Economics and Management from the Catholic University of Chile.

Yuxing Zhang, CFA, FRM, is a Quantitative Researcher and Portfolio Manager at Innealta, where he applies his background in finance and mathematics to a wide variety of research projects that Innealta undertakes to improve every step of its investment process, from research on drivers of returns to portfolio design, portfolio management, and trading. In addition, he provides thought leadership to clients and prospectuses on important investment-related topics. Mr. Zhang is also a member of the Investment Committee, and he has worked in the financial services industry since 2014.

Mr. Zhang joined Innealta in October 2018 in connection with the strategic reorganization of the Innealta Capital division (the “Innealta Division”) of AFAM Capital, Inc. (“AFAM”), which he joined in June 2017. Mr. Zhang began working at Innealta as a quantitative research analyst. He conducted quantitative analysis used to explain strategies and performance to clients.

Mr. Zhang earned his M.S. in Financial Mathematics from the University of Chicago, a B.S. degree in Applied Mathematics, and a B.A. in Economics from the Southwestern University of Finance and Economics in Chengdu, China. In addition, Mr. Zhang is a CFA® charter holder and holds Financial Risk Management (FRM) designation.

Franco Fava is an Assistant Portfolio Manager and Financial Quantitative Analyst of Innealta Capital, joined Innealta Capital 2019. Mr. Fava is part of Innealta’s quantitative and implementation team, providing analytical support through in-depth research and quantitative analysis of the sector, region, and country fundamentals. Mr. Fava received a B.S. in Engineering from the Pontifical Catholic University of Chile in 2016 and a graduate degree in Industrial Engineering from the same University in 2018.

Other Accounts Managed by the Portfolio Managers

The table below identifies, for the Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate and have been rounded. The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of December 31, 2024.

Portfolio Managers	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Vito Sciaraffia, Ph.D.	0	$0	N/A	N/A	223	$36,777,467
Yuxing Zhang	0	$0	N/A	N/A	223	$36,777,467
Franco Fava	0	$0	N/A	N/A	223	$36,777,467

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio Managers who manage other investment accounts in addition to the Funds may be presented with the potential conflicts described below.

The Adviser offers separately managed accounts and other investment fund products in addition to the Funds. The management of this Fund, including the research and rationale behind specific investment decisions, may differ materially from the management of similarly named products managed by the Adviser. Conversely, at times, some of these offerings include portfolios of investments which may be substantially similar to the Funds, which could create certain conflicts of interest. As the Funds and any separate accounts or investment funds managed similarly to the Funds will be managed concurrently, all transactions will be implemented according to the Adviser’s trade allocation procedures. These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Adviser’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements. In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment, suitability as well as each client’s investment objectives.

Through common control, the Adviser is affiliated with Acclivity Investment Research, LLC (“Acclivity”). Acclivity is the factor-based investment division of the Adviser. Acclivity is not engaged in the business of advising others and only advises the Adviser as the factor-based investment division of the Adviser. The Adviser and Acclivity currently share the same physical location and supervised persons. Pursuant to a partnership agreement (the “Acclivity Agreement”) between the Adviser and Acclivity, Acclivity provides the Adviser’s investment team academic research services that assist the Adviser in the development, management, and distribution of strategic beta strategies for the Adviser’s advisory clients. Such services also include providing the Adviser certain investment, marketing, and sales related intellectual property, such as strategy algorithms, trading models, simulations, code, and market research (collectively, “Acclivity Intellectual Data”). Acclivity possesses extensive capabilities in the design and implementation of quantitative strategies, which together with the Adviser’s experience constructing factor-based portfolios, allows the Adviser to offer unique institutional-quality investment solutions previously not broadly available in the marketplace. The two primary principal indirect owners of Acclivity are Dr. Vito A. Sciaraffia, through Riomaggiore Investments, LLC as its sole member, and Dr. Gonzalo E. Maturana, through Alsacia Investments, LLC, as its sole member. Dr. Sciaraffia has a seventy seven (77%) indirect ownership, Dr. Maturana has a ten percent (10%) indirect ownership, and certain supervised persons of the Adviser collectively have a thirteen percent (13%) ownership of Acclivity. Acclivity’s officers and senior management team is comprised of the same individuals as the Adviser’s Senior Management Team.

In general, the Adviser expects to conduct its activities in a manner that is separate and independent from the activities of Acclivity. However, as stated above, the Adviser’s principals and supervised persons, including the Adviser’s Investment Committee, provide services and engage in various activities with respect to Acclivity and its business activities. Such activities could conflict with the transactions and strategies employed by the Adviser and its supervised persons in managing clients and could raise various other actual or potential conflicts of interest. Moreover, the time and effort of the Adviser’s principals, Investment Committee members and other investment personnel and various other employees will not be devoted exclusively to the Adviser’s business or the business of its clients but will be allocated among the Adviser, its clients and Acclivity and its business.

The Adviser seeks to address these and other conflicts of interest by providing in its Code of Ethics that all supervised persons have a duty to act in the best interests of each client and by providing training to supervised persons with respect to conflicts o

Portfolio Manager Compensation

The Portfolio Managers’ compensation is a fixed salary that is set by reference to industry standards. Bonuses paid to the Portfolio Managers are based on the profitability of the Adviser.

Portfolio Manager Ownership of the Fund

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers of the Funds as of December 31, 2024:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Vito Sciaraffia, Ph.D.	$1 million ~ $5 million (AXVIX) $1 million ~ $5 million (AXMIX
Yuxing Zhang	$0 ~ $10 k (AXVIX)
Franco Fava	$0

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Ultimus Fund Solutions, LLC (“UFS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Administrator”), acts as administrator for the Funds, subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS is an affiliate of the Distributor. UFS may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of UFS or its affiliates.

The Administration Service Agreement was initially approved by the Board at a meeting held on October 28, 2011. The Agreement shall remain in effect for 2 years from the date of the Fund’s commencement of operations, and subject to annual approval of the Board for one-year periods thereafter. The Administration Service Agreement is terminable by the Board or GFS on 60 days’ prior written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of UFS or reckless disregard of its obligations thereunder, GFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, UFS provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Funds by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services The Fund also pays the Administrator for any out-of-pocket expenses.

The following tables show the fees paid by each Fund to the Administrator for administrative services.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$46,713
December 31, 2023	$46,885
December 31, 2022	$36,425

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$32,969
December 31, 2023	$28,346
December 31, 2022	$22,919

Dynamic International Opportunity Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$55,347
December 31, 2023	$56,337
December 31, 2022	$53,260

Dynamic U.S. Opportunity Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$53,546
December 31, 2023	$65,194
December 31, 2022	$61,803

Fund Accounting

UFS, pursuant to the Administration Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund. The Fund also pays the Administrator for any out-of-pocket expenses.

The tables below show the fees paid by each Fund to the Administrator for fund accounting services.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$7,913
December 31, 2023	$7,243
December 31, 2022	$4,855

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$1,320
December 31, 2023	$224
December 31, 2022	$254

Dynamic International Opportunity Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$37,145
December 31, 2023	$39,180
December 31, 2022	$39,252

Dynamic U.S. Opportunity Fund

Fees paid to the Administrator
December 31, 2024	$49,264
December 31, 2023	$50,315
December 31, 2022	$48,835

Transfer Agent

UFS, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

The following tables show the fees paid by each Fund to the Administrator for transfer agency services.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$30,989
December 31, 2023	$31,475
December 31, 2022	$27,079

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$23,965
December 31, 2023	$28,333
December 31, 2022	$26,994

Dynamic International Opportunity Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$40,461
December 31, 2023	$40,639
December 31, 2022	$47,911

Dynamic U.S. Opportunity Fund

Fiscal Year Ended	Fees paid to the Administrator
December 31, 2024	$61,353
December 31, 2023	$62,128
December 31, 2022	$67,311

Custodian

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, (the “Custodian”), of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE

68022, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Each Fund pays a compliance service fee to NLCS.

The following tables show the fees paid by each Fund to NLCS for compliance services.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Fees paid to NLCS
December 31, 2024	$8,405
December 31, 2023	$6,728
December 31, 2022	$6,960

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Fees paid to NLCS
December 31, 2024	$5,843
December 31, 2023	$5,959
December 31, 2022	$5,172

Dynamic International Opportunity Fund

Fiscal Year Ended	Fees paid to NLCS
December 31, 2024	$14,270
December 31, 2023	$15,655
December 31, 2022	$13,797

Dynamic U.S. Opportunity Fund

Fiscal year Ended	Fees paid to NLCS
December 31, 2024	$16,931
December 31, 2023	$21,772
December 31, 2022	$12,516

Securities Lending Activities

U.S. Bank National Association (“U.S. Bank”) serves as the Funds’ securities lending agent pursuant to a Securities Lending Authorization Agreement between U.S. Bank and the Trust on behalf of the Funds.

The services provided by U.S. Bank as securities lending agent are as follows: selection of securities to be loaned; locating borrowers previously approved by the Funds’ board; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the Funds’ instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the funds’ instructions; and arranging for return of loaned securities to the fund at loan termination. During the fiscal year ended December 31, 2024, the Funds engaged in the following securities lending activity:

	Dynamic International	Dynamic U.S.	Acclivity Small Cap Value	Acclivity Mid Cap
Gross income from securities lending activities (including income from cash collateral reinvestment)	$1,230,070	$1,581,641	$276,328	$34,519
Fees and/or compensation for securities lending activities and related services	—	—	—	—
Fees paid to securities lending agent from a revenue split	$(109,621)	$(31,196)	$(3,979)	$(401)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split*	—	—	—	—
Administrative fees not included in revenue split	—	—	—	—
Indemnification fees not included in revenue split	—	—	—	—
Rebate (paid to borrower)/Premium (paid to lender)	$(705,886)	$(1,460,966)	$(262,754)	$(33,304)
Other fees not included in revenue split	—	—	—	—
Aggregate fees/compensation for securities lending activities	$(815,507)	$(1,492,162)	$(266,733)	$(33,705)
Net income from securities lending activities	$414,563	$89,479	$9,595	$814

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004, serves as counsel to the Trust. Blank Rome LLP, 1271 Avenue of the Americas, New York, NY 10020, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1835 Market St., Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm of the Funds.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Funds’ shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ notice when authorized either by a majority vote of a Fund’s outstanding voting securities or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The following table sets forth the total compensation received by the Distributor for the fiscal year ended December 31, 2024:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Acclivity Small Cap Fund Class N	$0	$0	$0	*
Acclivity Small Cap Fund Class I	$0	$0	$0	*
Acclivity Mid Cap Multi-Style Fund Class N	$0	$0	$0	*
Acclivity Mid Cap Multi-Style Fund Class I	$0	$0	$0	*
Dynamic International Opportunity Fund – Class N	$0	$0	$0	*
Dynamic International Opportunity Fund – Class N	$0	$0	$0	*
Dynamic US Opportunity Fund – Class N	$0	$0	$0	*
Dynamic US Opportunity Fund – Class N	$0	$0	$0	*

*	The Distributor received $39,911 from the Adviser as compensation for its distribution services to the Funds.

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of a Fund and may allow concessions to dealers that sell shares of a Fund.

12b-1 Distribution and Shareholder Servicing Plans

The Trust has adopted Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class N shares (the “Plans”) pursuant to which Class N shares of the Funds are each authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under each Plan, Class N shares of the Funds may each pay a combined account maintenance and/or distribution fee at an annual rate of up to 0.25% of the average net assets of class as compensation for the Distributor providing distribution and/or shareholder services to shareholders. Such fees are to be paid by the Funds monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon each share class’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of the Trust and the Distributor. Each Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds. The Adviser may be compensated by the Distributor for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Rule 12b-1 Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may be terminated at any time by the Trust or the Funds by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Funds.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Funds (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of a Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Funds’ shareholders exceed the Distribution

Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds. In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

During the fiscal year ended December 31, 2024 the Funds paid the following allocated distribution fees:

Actual 12b-1 Expenditures Paid by
Class N Shares
During the Fiscal Year Ended December 31, 2024

	Dynamic International Opportunity Fund	Dynamic U.S. Opportunity Fund	Acclivity Small Cap Value Fund	Acclivity Mid Cap Multi-Style Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	$4,097	$8,982	$0	$0
Payment to dealers	$1,066	$9,979	$21	$0
Compensation to sales personnel	None	None	None	None
Other	$0	$0	$0	$0
Total	$5,163	$18,961	$21	$0

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is each Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for the Funds may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where a Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Each Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. Each Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

The tables below show the broker commissions paid by the Funds during the years indicated.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Brokerage Commissions
December 31, 2024	$1,938
December 31, 2023	$980
December 31, 2022	$414

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Brokerage Commissions
December 31, 2024	$84
December 31, 2023	$21
December 31, 2022	$4

Dynamic International Opportunity Fund

Fiscal Year Ended	Brokerage Commissions
December 31, 2024	$3,378
December 31, 2023	$2,309
December 31, 2022	$1,396

Dynamic U.S. Opportunity Fund

Fiscal Year Ended	Brokerage Commissions
December 31, 2024	$4,943
December 31, 2023	$2,038
December 31, 2022	$3,166

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 37%) and could increase brokerage commission costs. To the extent that the Funds experience an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Funds could be negatively impacted by the increased expenses incurred by the Funds and may result in a greater number of taxable transactions.

The following tables show the portfolio turnover rate for the Funds during the years indicated.

Acclivity Small Cap Value Fund

Fiscal Year Ended	Portfolio Turnover
December 31, 2024	96%
December 31, 2023	56%

Acclivity Mid Cap Multi-Style Fund

Fiscal Year Ended	Portfolio Turnover
December 31, 2024	100%
December 31, 2023	53%

Dynamic International Opportunity Fund

Fiscal Year Ended	Portfolio Turnover
December 31, 2024	72%
December 31, 2023	62%

Dynamic U.S. Opportunity Fund

Fiscal Year Ended	Portfolio Turnover
December 31, 2024	131%
December 31, 2023	70%

Code of Ethics

The Funds, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser and responsibility for voting proxies of securities held by the Funds to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, each Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-PORT sixty days after the end of each quarter/semi-annual period. Further, the top ten portfolio holdings are generally made available to Morningstar within ten days of the end of each calendar quarter and remain available until new information for the next calendar quarter is posted.

The Funds may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR or Form N-PORT.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Ultimus Fund Solutions, LLC.  Ultimus Fund Solutions, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides consulting services to the Funds as well as related compliance services; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank, National Association. U.S. Bank, National Association is custodian for the Funds; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to each Fund’s portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing assistance and consultation in connection with SEC filings.

Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Trust; therefore, its personnel have access to each Fund’s portfolio holdings in connection with review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

Blank Rome, LLP. Blank Rome, LLP is counsel to the Independent Trustees.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Share Price,” the net asset value (“NAV”) of the Fund’s shares, by class, is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s Valuation Designee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be fair valued, pursuant to guidelines established by the Valuation Designee, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Valuation Designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are not readily available or deemed unreliable, the Fund may value securities at fair value or estimate their value as determined in good faith by the Valuation Designee, pursuant to procedures approved by the Board. Fair valuation may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the New York Stock Exchange (“NYSE”) will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Funds in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

A Fund will redeem all or any portion of a shareholder’s shares in the applicable Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The Funds may purchase shares of certain series which charge a redemption fee to shareholders (such as the Funds) that redeem shares of the underlying fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if the Funds were to invest in an underlying fund and incur a redemption fee as a result of redeeming shares in such underlying fund, the Funds would bear such redemption fee. The Funds will not, however, invest in shares of an underlying fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Under section 72.1021(a) of the Texas Property Code, initial investors in the Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the respective Fund at the address below to obtain a form for providing written notice to the Trust:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Funds or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code. All shareholders should consult a qualified tax advisor regarding their investment in the Funds.

Each Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Code. The Internal Revenue Service (“IRS”) issued a number of private letter rulings to other mutual funds (unrelated to the Fund), indicating that certain income from a fund’s investment in a wholly-owned foreign subsidiary constituted “qualifying income” for purposes of Subchapter M. However, the IRS suspended issuance of these letter rulings in 2011 pending a review of its position, and in 2016 declared that it would no longer issue private letter rulings on this issue. If the IRS were to change its position in published public guidance with respect to the conclusions reached in these private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not therefore qualify as a regulated investment company for one or more years.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Under the Regulated Investment Company Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. Thus, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At December 31, 2024, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring
	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$—	$—	$—	$—	$33,754
Small Cap Fund	—	—	—	—	—

At December 31, 2024, the Dynamic International Fund utilized capital loss carry forwards in the amount of $1,504,225.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Funds unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Funds must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Funds control and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Funds are subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Funds’ ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this excise tax.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In most cases the Funds will hold shares for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of the Funds in taxable accounts.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as short-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently at a rate of 24%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Funds are notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Funds, the Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Funds’ book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Funds’ remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Funds’ book income is less than taxable income, the Funds could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Funds in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Funds will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Funds also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Funds’ taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Funds’ total return.

Foreign Currency Transactions

The Funds’ transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of securities of foreign corporations, the Funds may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Funds’ income will flow through to shareholders of the Funds. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

In addition, the 2017 Tax Cuts and Jobs Act requires that taxpayers, such as the Fund, that use an accrual method of accounting for U.S. federal income tax purposes are generally required to include certain amounts in income no later than the time such amounts are reflected on such taxpayer’s applicable financial statements. Certain fees treated as OID may be included as income for financial statement purposes when received (as opposed to being accrued into income over the term of the debt instrument), which may thus require such amounts be treated as taxable income of the Fund upon their receipt.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Funds hold the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds’ shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Financial Statements

The financial statements of the Funds for the fiscal year ended December 31, 2024 and the report of the independent registered public accounting firm are incorporated herein by reference to the Funds’ Annual Report. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights and notes. The Funds will provide the Funds’ Annual Report without charge upon request in writing or by telephone.

APPENDIX “A” RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ’SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

●	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

●	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*	As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)

Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)

‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)

‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)

‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)

‘C’ National Ratings denote that default is imminent.

D(xxx)

‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX “B” Innealta Capital, LLC Proxy Voting Policy

1. General

As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. Rule 206(4)-6 under the Advisers Act (the “Proxy Voting Rule”) places specific requirements on registered investment advisers with proxy voting authority. To meet the obligations under this rule, the Company has adopted and implemented policies and procedures (“Proxy Voting Policy”) reasonably designed to ensure the Company votes proxies in the best interest of its Clients and address how it will resolve any conflict of interest that may arise when voting proxies. Additionally, the Company will: (i) maintain certain records required to be maintained by the Proxy Voting Rule relating to all voted proxies; (ii) disclose its proxy voting policies and procedures to Clients and upon request providing Clients with a copy of it; and (iii) inform Clients as to how they can obtain information from the Company as to how their securities were voted.

The Company shall vote proxies solicited by or with respect to the issuers of securities in which assets of a Client portfolio are invested, unless: (i) the Client is subject to ERISA and the Advisory Contract between the Company and the Client expressly precludes the voting of proxies by the Company; (ii) the Client is not subject to ERISA and the Client otherwise instructs the Company; or (iii) the Company has responsibility for proxy voting and, in the Company’s judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the Client. If the Client does not grant direct voting authority to the Company, Clients will not receive information about their proxies from the Company. Instead, Clients will be instructed to receive proxies from their custodian, transfer agent or other third-party service providers such as their proxy service provider.

2. Primary Consideration in Voting

When the Company votes a Client’s proxy with respect to a specific issuer, a Client’s economic interest as a shareholder of that issuer is the Company’s primary consideration in determining how proxies should be voted. The Company will not consider interests of the Company, other stakeholders of the issuer or interests the Client may have in other capacities. The Company shall vote proxies with the goal of maximizing the value of the securities in Client portfolios.

3. Engagement of Service Provider

The Company may engage one or more independent third-party proxy advisory firms (“Proxy Firm”) to (i) make recommendations to the Company of proxy voting policies for adoption by the Company; (ii) perform research and make recommendations to the Company as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by the Company and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to the Company on its activities. In no circumstances shall a Proxy Firm have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Company. The Company shall retain final authority and fiduciary responsibility for the voting of proxies.

4. Proxy Voting Guidelines

The Company’s proxy voting guidelines are both principles-based and rules-based. The Company adheres to a core set of principles that are described in this Proxy Voting Policy and assesses each proxy proposal in light of these principles. The Company’s proxy voting “litmus test” will always be what it views as most likely to maximize long-term shareholder value. The Company believes that the authority and accountability for setting and executing corporate policies, goals and compensation generally should rest with the board of directors and senior management. In return, the Company supports strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders.

Generally, the Company votes proposals in accordance with these guidelines but, consistent with its “principles-based” approach to proxy voting, the Company may deviate from the guidelines if warranted by the specific facts and circumstances of the situation (i.e., if, under the circumstances, the Company believes that deviating from its stated policy is necessary to help maximize long-term shareholder value). In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. The Company will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind the Company’s fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in the Clients’ best interests.

The proxy voting guidelines provide that the Company will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the guidelines provide that the Company will generally vote in favor of proposals to:

●	Repeal existing classified boards and elect directors on an annual basis;

●	Adopt a written majority voting or withhold policy (in situations in which a company has

●	not previously adopted such a policy);

●	Lower supermajority shareholder vote requirements for charter and bylaw amendments;

●	Lower supermajority shareholder vote requirements for mergers and other business

●	combinations;

●	Increase common share authorizations for a stock split;

●	Implement a reverse stock split;

●	Approve an ESOP (employee stock ownership plan) or other broad-based employee stock

●	purchase or ownership plan, or increase authorized shares for existing plans; and

●	Adopt certain social and environmental issues regarding discrimination, disclosures of environmental impact, animal treatment and corporate sustainability, when appropriate.

The proxy voting guidelines also provide that the Company will generally vote against proposals to:

●	Elect director nominees that sit on more than six public company boards, or, if the nominee is a CEO, more than three public company boards;

●	Classify the board of directors;

●	Require that poison pill plans be submitted for shareholder ratification;

●	Adopt dual class exchange offers or dual class recapitalizations;

●	Require a supermajority shareholder vote to approve mergers and other significant business

●	combinations;

●	Require a supermajority shareholder vote to approve charter and bylaw amendments; and

●	Adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors.

In certain circumstances, the guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

The Company may vote proxies contrary to the recommendations of the Proxy Firm if it determines that such action is in the best interest of a Client. In exercising its discretion, the Company may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Company may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Company to conclude that particular proposals present unacceptable investment risks and should not be supported. In addition, the Company also evaluates proposals in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different Clients with respect to the same proxy vote.

5. Conflicts of Interest

Conflicts of interest involved in a proxy vote shall be addressed though the following three-step process:

i. Identification of all potential conflicts of interest

The Company will be deemed to have a potential conflict of interest when voting proxies if:

●	The Company manages assets for that issuer or an affiliate of the issuer and also recommends that its other Clients invest in such issuer’s securities;

●	A director, trustee, officer or 10% shareholder of the issuer or an affiliate of the issuer is a director of a Client, a Client or an employee of the Company;

●	The Company is actively soliciting that issuer or an affiliate of the issuer as a Client;

●	Clients who sponsor, publicly support or have material interest in a proposal upon which the Company will be eligible to vote;

●	The Company manages a pension plan, employee benefit plans, or provides brokerage, underwriting, insurance, or banking services to an issuer whose management is soliciting proxies;

●	The Company or an affiliate has a substantial business relationship (separate from the Company’s investment strategy) with an issuer or a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

●	The Company or an affiliate has a business relationship (separate from the Company’s investment strategy) or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships;

●	An officer or Employee of the Company or an affiliate may have a familial relationship to an issuer (e.g. a spouse or other relative who serves as a director of an issuer);

●	A director or executive officer of the issuer has a personal relationship with the Company;

●	Another relationship or interest of the Company, or an Employee of the Company, exists that may be affected by the outcome of the proxy vote and that the Company deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy; or

●	Any other conflict of which the Company becomes aware.

Each Employee who is a member of the investment team that recommends votes or serves on the Investment Committee shall, on at least an annual basis, provide to the CCO a list of any public companies with or in which he or she has a relationship or could otherwise be deemed to have a conflict. Each such Employee shall also certify to the Company at least annually that he or she agrees to update such list promptly upon becoming aware of any relationship, interest or conflict other than what he or she originally disclosed.

ii. Determination of material conflicts

The SEC has not provided any specific guidance as to how an investment adviser should analyze or determine whether a conflict is “material” for purposes of proxy voting. Thus, traditional analysis of questions of materiality under the federal securities laws should be used.

When the Company encounters a potential conflict of interest, it shall review its proposed vote using the following analysis to ensure its voting decision does not generate a conflict of interest:

●	If the proposed vote is consistent with the Company’s Proxy Voting Policy, no further review is necessary.

●	If the proposed vote is contrary to the Company’s Proxy Voting Policy and the Client’s position on the proposal, no further review is necessary.

●	If the proposed vote is contrary to the Company’s Proxy Voting Policy or is not covered herein, is consistent with the Client’s position, and is also consistent with the views of the Proxy Firm, no further review is necessary.

●	If the proposed vote is contrary to the Company’s Proxy Voting Policy or is not covered herein, is consistent with the Client’s position and is contrary to the views of the Proxy Firm, the vote will be presented to the CCO. The CCO will determine whether the proposed vote is reasonable. If the CCO cannot determine that the proposed vote is reasonable, the CCO may refer the votes back to the Client(s) or take other actions as the CCO deems appropriate. The CCO’s review will be documented using a Proxy Voting Conflict of Interest Form.

iii. Establishment of procedures to address material conflicts

If a material conflict of interest with respect to a particular vote is encountered, contact the CCO to determine how to vote the proxy consistent with the best interests of a Client and in a manner not affected by any conflicts of interest.

6. Recordkeeping

Pursuant to Rule 204-2, the Company shall retain the following five (5) types of records relating to proxy voting: (i) proxy voting policy and procedures; (ii) proxy statements received for Client securities; (iii) records of votes cast on behalf of Clients; (iv) written Client requests for proxy voting information and written Company responses to any Client request (whether oral or written) for proxy voting information; and (v) any documents prepared by the Company that were material to making a proxy voting decision or that memorialized the basis for the decision. All of the proxy voting records referenced herein above shall be maintained by the CCO for a period of not less than seven (7) years from the end of the Company’s fiscal year during which the last entry was made in the records, the first two (2) years in an appropriate office of the Company.

7. Policy Statement and Requests

The Company shall make a summary of this Proxy Voting Policy available to Clients on at least an annual basis. Such summary will be contained in the Company’s Form ADV Brochure. The Company shall also make the entire Proxy Voting Policy and the Company’s proxy voting records with respect to a Client’s account available to that Client or its representatives for review and discussion upon the Client’s request or as may be required by applicable law. The Company generally will not disclose publicly its past votes, share amounts voted or held or how it intends to vote on behalf of a Client account except as required by applicable law, but may disclose such information to a Client who itself may decide or may be required to make public such information. Upon a request from a person other than a Client for information on the Company’s proxy voting, Company personnel are prohibited from disclosing such information unless otherwise directed to do so by a Client, in which case Company personnel shall direct the requesting party to the CCO who will handle the request.

Questions related to this Proxy Voting Policy, the proxy voting process and/or information regarding how the Company voted proxies relating to a Client’s portfolio of securities may be obtained by Clients, free of charge, by contacting the CCO at (949) 540-7312 or cmendoza@innealtacapital.com.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap value Fund. 247
(d)(2)	Investment Advisory Agreement between the Registrant and Kovitz Investment Group Partners, LLC, on behalf of the Al Frank Fund.180
(d)(3)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(d)(4)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf of the Essential 40 Stock ETF. 268
(d)(5)	Investment Advisory Agreement between the Registrant and Innealta Capital, LLC on behalf of the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.199
(d)(6)	Investment Advisory Agreement between the Registrant and Invenomic Capital Management, LP on behalf of the Invenomic Fund. 193
(d)(7)	Investment Sub-Advisory Agreement between LifeGoal Investments, LLC and Penserra Capital Management, LLC with respect to LifeGoal Conservative Wealth Builder ETF, LifeGoal Home Down Payment Investment ETF, and LifeGoal Wealth Builder ETF. 223
(d)(8)	Investment Advisory Agreement between the Registrant and The Future Fund, LLC with respect to The Future Fund Active ETF and The Future Fund Long/Short ETF. 250
(d)(9)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF.244
(d)(10)	Investment Advisory Agreement between the Registrant and Hodges Capital Management, LLC on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(d)(11)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF. 242
(d)(12)	Investment Advisory Agreement between the Registrant and PeakShares LLC on behalf of the PeakShares Sector Rotation Fund. 260
(d)(13)	Agreement and Plan of Reorganization by and among Advisors Series Trust, with respect to the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of Advisors Series Trust, the Registrant, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of the Registrant, and Al Frank Asset Management, Inc. dated January 18, 2013.[2]
(d)(14)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Balter Long/Short Equity Fund, a separate series of Professionally Managed Portfolios, the Registrant, on behalf of the Balter Long/Short Equity Fund, a separate series of the Registrant, and Balter Liquid Alternatives, LLC dated June 24, 2015.108

(d)(15)	Agreement and Plan of Reorganization dated April 21, 2017 with respect to the reorganization of the Al Frank Dividend Value Fund into the Al Frank Fund. 154
(d)(16)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(d)(17)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund, each a separate series of the Registrant, and Hodges Capital Management, LLC.261
(d)(18)	Agreement and Plan of Reorganization by and among Northern Lights Fund Trust II and KKM Financial LLC, with respect to the Essential 40 Stock Fund and the Essential 40 Stock ETF, each a separate series of the Registrant dated July 30, 2024. 268
(d)(19)	Investment Advisory Agreement between the Registrant and GGM Wealth Advisors on behalf of the GGM Macro Alignment ETF. 251
(d)(20)	Investment Sub-Advisory Agreement between GGM Wealth Advisors and Penserra Capital Management, LLC on behalf of the GGM Macro Alignment ETF. 251
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.187
(e)(2)	ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC. 223
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(2)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, and Balter Invenomic Fund. 155
(g)(3)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 222
(g)(4)	Amendment to the Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 261
(g)(5)	Amendment to the U.S. Bank Custody Agreement to add the North Star Small Cap Value Fund. 248
(g)(6)	Amendment to the U.S. Bank Custody Agreement to add the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(1)	Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 228
(h)(2)	Amendment No.1 to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023.261
(h)(3)	18f-4 Addendum to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated August 1, 2022.261
(h)(4)	Master ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 261
(h)(5)	Amendment No.1 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(6)	Amendment No.2 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023. 261
(h)(7)	Amendment No.3 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated April 11, 2024. 261
(h)(8)	18f-4 Addendum to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 249
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I. 214

(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Al Frank Fund. [75]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Managed Futures Strategy Fund. [35]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). [76]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Alternative Growth Fund (formerly, Longboard Long/Short Fund). [94]
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(16)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Invenomic Fund. 199
(h)(17)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Services, LLC, on behalf of The Future Fund Active ETF and The Future Fund Long/Short ETF. 250
(h)(18)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 242
(h)(19)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(20)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the GGM Macro Alignment ETF. 251
(h)(21)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the PeakShares Sector Rotation ETF. 260
(h)(22)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Essential 40 Stock ETF. 268
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.249
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. 214
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.180
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the Essential 40 Stock Fund. 160
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Invenomic Fund.193
(h)(29)	Expense Limitation Agreement between the Registrant, with respect to The Future Fund Active ETF and The Future Fund Long/short ETF. 250
(h)(30)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 244
(h)(31)	Expense Limitation Agreement between the Registrant, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(32)	Expense Limitation Agreement between the Registrant and PeakShares LLC with respect to the PeakShares Sector Rotation ETF. 260
(h)(33)	Expense Limitation Agreement between the Registrant and KKM Financial, LLC with respect to the Essential 40 Stock ETF. 268
(h)(34)	Amended and Restated Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.235
(h)(35)	Shareholder Services Plan on behalf of the Invenomic Fund. 193

(i)(1)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 270
(i)(2)	Opinion of Alston & Bird LLP regarding the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund.[1]
(i)(3)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. 262
(i)(4)	Opinion of Alston & Bird LLP regarding the Longboard Fund (formerly, the Longboard Alternative Growth Fund). 265
(i)(5)	Opinion of Alston & Bird LLP regarding the Al Frank Fund. 270
(i)(6)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock Fund. 267
(i)(7)	Opinion of Alston & Bird LLP regarding the Invenomic Fund. 269
(i)(8)	Opinion of Alston & Bird LLP regarding the Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.197
(i)(9)	Opinion of Alston & Bird LLP regarding The Future Fund Active ETF and the Future Fund Long/Sort ETF. 266
(i)(10)	Opinion of Alston & Bird LLP regarding the North Star Small Cap Value Fund. 249
(i)(11)	Opinion of Alston & Bird LLP regarding the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 263
(i)(12)	Opinion of Alston & Bird LLP regarding the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 263
(i)(13)	Opinion of Alston & Bird LLP regarding the GGM Macro Alignment ETF. 268
(i)(14)	Opinion of Alston & Bird LLP regarding the PeakShares Sector Rotation ETF. 257
(i)(15)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock ETF. 264
(i)(16)	Consent of Alston & Bird LLP.[1]
(j)(1)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Small Cap Value Fund. 270
(j)(2)	Consent of Tait, Weller & Baker, LLP with respect to WOA All Asset I. 262
(j)(3)	Consent of Cohen & Company, Ltd. with respect to the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund.[1]
(j)(4)	Consent of RSM US LLP with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund. 265
(j)(5)	Consent of Tait, Weller & Baker LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[49]
(j)(6)	Consent of Cohen & Company, Ltd with respect to the Al Frank Fund. 270
(j)(7)	Consent of RSM US LLP with respect to the Essential 40 Stock Fund. 267
(j)(8)	Consent of Tait, Weller & Baker LLP with respect to the Invenomic Fund. 269
(j)(9)	Consent of BBD, LLP with respect to the Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 197
(j)(10)	Consent of Cohen & Company, Ltd. on behalf of The Future Fund Active ETF and the Future Fund Long/Short ETF. 266
(j)(11)	Consent of RSM US LLP on behalf of the North Star Small Cap Value Fund. 249
(j)(12)	Consent of Cohen & Company, Ltd. on behalf of the North Star Small Cap Value Fund. 249
(j)(13)	Consent of Tait, Weller & Baker LLP on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.263
(j)(14)	Consent of Tait, Weller & Baker LLP on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 263
(j)(15)	Consent of Tait, Weller & Baker LLP on behalf of the GGM Macro Alignment ETF. 268
(j)(16)	Consent of Tait, Weller & Baker LLP on behalf of PeakShares Sector Rotation ETF. 257
(j)(17)	Consent of BBD, LLP with respect to the Al Frank Fund. 258
(j)(18)	Consent of BBD, LLP with respect to the Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund.259

(j)(19)	Consent of BBD, LLP with respect to the Acclivity Mid Cap Multi-Style Fund and the Acclivity Small Cap Value Fund. 260
(j)(20)	Consent of Cohen & Company, Ltd, with respect to the Acclivity Small Cap Growth Fund.260
(j)(21)	Consent of RSM US LLP with respect to the Essential 40 Stock ETF. 264
(j)(22)	Power of Attorney. 155
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-. 246
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(7)	Retail Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
(n)	Rule 18f-3 Plan, as amended January 26, 2023. 246
(p)(1)	Code of Ethics of the Gemini Companies.204
(p)(2)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(3)	Code of Ethics for Pathstone Family Office, LLC 235
(p)(4)	Code of Ethics for Longboard Asset Management, LP. 115
(p)(5)	Code of Ethics for KKM Financial, LLC. [74]
(p)(6)	Code of Ethics for Invenomic Capital Management, LP. 155
(p)(7)	Code of Ethics for Innealta Capital, LLC. 172
(p)(8)	Code of Ethics for Kovitz Investment Group Partners, LLC. 180
(p)(10)	Code of Ethics for The Future Fund, LLC. 222
(p)(11)	Code of Ethics for Beacon Capital Management, Inc.243
(p)(12)	Code of Ethics for Exchange Traded Concepts, LLC. 246
(p)(13)	Code of Ethics for Hodges Capital Management, LLC. 248
(p)(14)	Code of Ethics for GGM Wealth Advisors. 251
(p)(15)	Code of Ethics for Penserra Capital Management, LLC.251
(p)(16)	Code of Ethics for PeakShares LLC. 257

1 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant’s Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant’s Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant’s Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant’s Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant’s Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant’s Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant’s Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant’s Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant’s Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant’s Post-Effective Amendment No. 14, and hereby incorporated by reference.

14 Previously filed on November 17, 2011 in the Registrant’s Post-Effective Amendment No. 18 and hereby incorporated by reference.

15 Previously filed on November 22, 2011 in the Registrant’s Post-Effective Amendment No. 20 and hereby incorporated by reference.

16 Previously filed on December 14, 2011 in the Registrant’s Post-Effective Amendment No. 24 and hereby incorporated by reference.

17 Previously filed on December 19, 2011 in the Registrant’s Post-Effective Amendment No. 25 and hereby incorporated by reference.

18 Previously filed on December 20, 2011 in the Registrant’s Post-Effective Amendment No. 27 and hereby incorporated by reference.

19 Previously filed on January 4, 2012 in the Registrant’s Post-Effective Amendment No. 29 and hereby incorporated by reference.

20 Previously filed on January 10, 2012 in the Registrant’s Post-Effective Amendment No. 31 and hereby incorporated by reference.

21 Previously filed on January 10, 2012 in the Registrant’s Post-Effective Amendment No. 32 and hereby incorporated by reference.

22 Previously filed on January 27, 2012 in the Registrant’s Post-Effective Amendment No. 34 and hereby incorporated by reference.

23 Previously filed on February 2, 2012 in the Registrant’s Post-Effective Amendment No. 37 and hereby incorporated by reference.

24 Previously filed on February 7, 2012 in the Registrant’s Post-Effective Amendment No. 39 and hereby incorporated by reference.

25 Previously filed on February 10, 2012 in the Registrant’s Post-Effective Amendment No. 40 and hereby incorporated by reference.

26 Previously filed on March 8, 2012 in the Registrant’s Post-Effective Amendment No. 45 and hereby incorporated by reference.

27 Previously filed on March 9, 2012 in the Registrant’s Post-Effective Amendment No. 46 and hereby incorporated by reference.

28 Previously filed on March 13, 2012 in the Registrant’s Post-Effective Amendment No. 47 and hereby incorporated by reference.

29 Previously filed on March 23, 2012 in the Registrant’s Post-Effective Amendment No. 51 and hereby incorporated by reference.

30 Previously filed on March 27, 2012 in the Registrant’s Post-Effective Amendment No. 52 and hereby incorporated by reference.

31 Previously filed on April 12, 2012 in the Registrant’s Post-Effective Amendment No. 56 and hereby incorporated by reference.

32 Previously filed on April 17, 2012 in the Registrant’s Post-Effective Amendment No. 57 and hereby incorporated by reference.

33 Previously filed on May 15, 2012 in the Registrant’s Post-Effective Amendment No. 62 and hereby incorporated by reference.

34 Previously filed on May 25, 2012 in the Registrant’s Post-Effective Amendment No. 65 and hereby incorporated by reference.

35 Previously filed on June 19, 2012 in the Registrant’s Post-Effective Amendment No. 68 and hereby incorporated by reference.

36 Previously filed on June 28, 2012 in the Registrant’s Post-Effective Amendment No. 69 and hereby incorporated by reference.

37 Previously filed on July 27, 2012 in the Registrant’s Post-Effective Amendment No. 73 and hereby incorporated by reference.

38 Previously filed on August 17, 2012 in the Registrant’s Post-Effective Amendment No. 75 and hereby incorporated by reference.

39 Previously filed on September 20, 2012 in the Registrant’s Post-Effective Amendment No. 78 and hereby incorporated by reference.

40 Previously filed on October 19, 2012 in the Registrant’s Post-Effective Amendment No. 81 and hereby incorporated by reference.

41 Previously filed on November 9, 2012 in the Registrant’s Post-Effective Amendment No. 86 and hereby incorporated by reference.

42 Previously filed on December 28, 2012 in the Registrant’s Post-Effective Amendment No. 88 and hereby incorporated by reference.

43 Previously filed on January 17, 2013 in the Registrant’s Post-Effective Amendment No. 91 and hereby incorporated by reference.

44 Previously filed on January 30, 2013 in the Registrant’s Post-Effective Amendment No. 92 and hereby incorporated by reference.

45 Previously filed on February 1, 2013 in the Registrant’s Post-Effective Amendment No. 93 and hereby incorporated by reference.

46 Previously filed on March 22, 2013 in the Registrant’s Post-Effective Amendment No. 95 and hereby incorporated by reference.

47 Previously filed on March 28, 2013 in the Registrant’s Post-Effective Amendment No. 96 and hereby incorporated by reference.

48 Previously filed on April 17, 2013 in the Registrant’s Post-Effective Amendment No. 99 and hereby incorporated by reference.

49 Previously filed on April 30, 2013 in the Registrant’s Post-Effective Amendment No. 101 and hereby incorporated by reference.

50 Previously filed on June 7, 2013 in the Registrant’s Post-Effective Amendment No. 103 and hereby incorporated by reference.

51 Previously filed on June 25, 2013 in the Registrant’s Post-Effective Amendment No. 105 and hereby incorporated by reference.

52 Previously filed on July 29, 2013 in the Registrant’s Post-Effective Amendment No. 109 and hereby incorporated by reference.

53 Previously filed on September 3, 2013 in the Registrant’s Post-Effective Amendment No. 112 and hereby incorporated by reference.

54 Previously filed on September 19, 2013 in the Registrant’s Post-Effective Amendment No. 115 and hereby incorporated by reference.

55 Previously filed on September 26, 2013 in the Registrant’s Post-Effective Amendment No. 117 and hereby incorporated by reference.

56 Previously filed on September 30, 2013 in the Registrant’s Post-Effective Amendment No. 118 and hereby incorporated by reference.

57 Previously filed on November 18, 2013 in the Registrant’s Post-Effective Amendment No. 123 and hereby incorporated by reference.

58 Previously filed on December 17, 2013 in the Registrant’s Post-Effective Amendment No. 125 and hereby incorporated by reference.

59 Previously filed on December 27, 2013 in the Registrant’s Post-Effective Amendment No. 127 and hereby incorporated by reference.

60 Previously filed on December 27, 2013 in the Registrant’s Post-Effective Amendment No. 128 and hereby incorporated by reference.

61 Previously filed on December 30, 2013 in the Registrant’s Post-Effective Amendment No. 131 and hereby incorporated by reference.

62 Previously filed on January 13, 2014 in the Registrant’s Post-Effective Amendment No. 134 and hereby incorporated by reference.

63 Previously filed on January 13, 2014 in the Registrant’s Post-Effective Amendment No. 135 and hereby incorporated by reference.

64 Previously filed on March 14, 2014 in the Registrant’s Post-Effective Amendment No. 138 and hereby incorporated by reference

65 Previously filed on March 26, 2014 in the Registrant’s Post-Effective Amendment No. 141 and hereby incorporated by reference.

66 Previously filed on March 26, 2014 in the Registrant’s Post-Effective Amendment No. 142 and hereby incorporated by reference.

67 Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 143 and hereby incorporated by reference

68 Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 144 and hereby incorporated by reference

69 Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 145 and hereby incorporated by reference

70 Previously filed on March 28, 2014 in the Registrant’s Post-Effective Amendment No. 146 and hereby incorporated by reference.

71 Previously filed on March 28, 2014 in the Registrant’s Post-Effective Amendment No. 147 and hereby incorporated by reference.

72 Previously filed on April 30, 2014 in the Registrant’s Post-Effective Amendment No. 149 and hereby incorporated by reference.

73 Previously filed on April 30, 2014 in the Registrant’s Post-Effective Amendment No. 150 and hereby incorporated by reference.

74 Previously filed on June 2, 2014 in the Registrant’s Post-Effective Amendment No. 155 and hereby incorporated by reference.

75 Previously filed on June 20, 2014 in the Registrant’s Post-Effective Amendment No. 157 and hereby incorporated by reference.

76 Previously filed on June 25, 2014 in the Registrant’s Post-Effective Amendment No. 158 and hereby incorporated by reference.

77 Previously filed on June 27, 2014 in the Registrant’s Post-Effective Amendment No. 159 and hereby incorporated by reference.

78 Previously filed on June 27, 2014 in the Registrant’s Post-Effective Amendment No. 160 and hereby incorporated by reference.

79 Previously filed on July 8, 2014 in the Registrant’s Post-Effective Amendment No. 163 and hereby incorporated by reference.

80 Previously filed on July 24, 2014 in the Registrant’s Post-Effective Amendment No. 168 and hereby incorporated by reference.

81 Previously filed on September 3, 2014 in the Registrant’s Post-Effective Amendment No. 170 and hereby incorporated by reference.

82 Previously filed on September 24, 2014 in the Registrant’s Post-Effective Amendment No. 175 and hereby incorporated by reference.

83 Previously filed on September 24, 2014 in the Registrant’s Post-Effective Amendment No. 176 and hereby incorporated by reference.

84 Previously filed on September 25, 2014 in the Registrant’s Post-Effective Amendment No. 177 and hereby incorporated by reference.

85 Previously filed on September 26, 2014 in the Registrant’s Post-Effective Amendment No. 178 and hereby incorporated by reference.

86 Previously filed on November 21, 2014 in the Registrant’s Post-Effective Amendment No. 189 and hereby incorporated by reference.

87 Previously filed on December 4, 2014 in the Registrant’s Post-Effective Amendment No. 190 and hereby incorporated by reference.

88 Previously filed on December 23, 2014 in the Registrant’s Post-Effective Amendment No. 192 and hereby incorporated by reference.

89 Previously filed on December 29, 2014 in the Registrant’s Post-Effective Amendment No. 192 and hereby incorporated by reference.

90 Previously filed on December 30, 2014 in the Registrant’s Post-Effective Amendment No. 197 and hereby incorporated by reference.

91 Previously filed on December 31, 2014 in the Registrant’s Post-Effective Amendment No. 200 and hereby incorporated by reference.

92 Previously filed on December 31, 2014 in the Registrant’s Post-Effective Amendment No. 201 and hereby incorporated by reference.

93 Previously filed on January 27, 2015 in the Registrant’s Post-Effective Amendment No. 207 and hereby incorporated by reference.

94 Previously filed on March 16, 2015 in the Registrant’s Post-Effective Amendment No. 209 and hereby incorporated by reference.

95 Previously filed on March 23, 2015 in the Registrant’s Post-Effective Amendment No. 210 and hereby incorporated by reference.

96 Previously filed on March 23, 2015 in the Registrant’s Post-Effective Amendment No. 211 and hereby incorporated by reference.

97 Previously filed on March 24, 2015 in the Registrant’s Post-Effective Amendment No. 212 and hereby incorporated by reference.

98 Previously filed on March 25, 2015 in the Registrant’s Post-Effective Amendment No. 213 and hereby incorporated by reference.

99 Previously filed on March 27, 2015 in the Registrant’s Post-Effective Amendment No. 214 and hereby incorporated by reference.

100 Previously filed on March 30, 2015 in the Registrant’s Post-Effective Amendment No. 215 and hereby incorporated by reference.

101 Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 225 and hereby incorporated by reference.

102 Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 226 and hereby incorporated by reference.

103 Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 227 and hereby incorporated by reference.

104 Previously filed on May 26, 2015 in the Registrant’s Post-Effective Amendment No. 233 and hereby incorporated by reference.

105 Previously filed on June 26, 2015 in the Registrant’s Post-Effective Amendment No. 234 and hereby incorporated by reference.

106 Previously filed on June 29, 2015 in the Registrant’s Post-Effective Amendment No. 235 and hereby incorporated by reference.

107 Previously filed on July 14, 2015 in the Registrant’s Post-Effective Amendment No. 238 and hereby incorporated by reference.

108 Previously filed on July 24, 2015 in the Registrant’s Post-Effective Amendment No. 240 and hereby incorporated by reference.

109 Previously filed on July 28, 2015 in the Registrant’s Post-Effective Amendment No. 242 and hereby incorporated by reference.

110 Previously filed on September 23, 2015 in the Registrant’s Post-Effective Amendment No. 251 and hereby incorporated by reference.

111 Previously filed on September 23, 2015 in the Registrant’s Post-Effective Amendment No. 252 and hereby incorporated by reference.

112 Previously filed on September 24, 2015 in the Registrant’s Post-Effective Amendment No. 253 and hereby incorporated by reference.

113 Previously filed on September 25, 2015 in the Registrant’s Post-Effective Amendment No. 254 and hereby incorporated by reference.

114 Previously filed on September 25, 2015 in the Registrant’s Post-Effective Amendment No. 255 and hereby incorporated by reference.

115 Previously filed on September 28, 2015 in the Registrant’s Post-Effective Amendment No. 256 and hereby incorporated by reference.

116 Previously filed on October 14, 2015 in the Registrant’s Post-Effective Amendment No. 262 and hereby incorporated by reference.

117 Previously filed on November 19, 2015 in the Registrant’s Post-Effective Amendment No. 268 and hereby incorporated by reference.

118 Previously filed on November 19, 2015 in the Registrant’s Post-Effective Amendment No. 269 and hereby incorporated by reference.

119 Previously filed on December 21, 2015 in the Registrant’s Post-Effective Amendment No. 280 and hereby incorporated by reference.

120 Previously filed on December 21, 2015 in the Registrant’s Post-Effective Amendment No. 281 and hereby incorporated by reference.

121 Previously filed on December 23, 2015 in the Registrant’s Post-Effective Amendment No. 282 and hereby incorporated by reference.

122 Previously filed on December 23, 2015 in the Registrant’s Post-Effective Amendment No. 283 and hereby incorporated by reference.

123 Previously filed on December 28, 2015 in the Registrant’s Post-Effective Amendment No. 284 and hereby incorporated by reference.

124 Previously filed on December 29, 2015 in the Registrant’s Post-Effective Amendment No. 285 and hereby incorporated by reference.

125 Previously filed on January 29, 2016 in the Registrant’s Post-Effective Amendment No. 290 and hereby incorporated by reference.

126 Previously filed on February 26, 2016 in the Registrant’s Post-Effective Amendment No. 293 and hereby incorporated by reference.

127 Previously filed on February 26, 2016 in the Registrant’s Post-Effective Amendment No. 294 and hereby incorporated by reference.

128 Previously filed on March 17, 2016 in the Registrant’s Post-Effective Amendment No. 297 and hereby incorporated by reference.

129 Previously filed on March 18, 2016 in the Registrant’s Post-Effective Amendment No. 298 and hereby incorporated by reference.

130 Previously filed on March 22, 2016 in the Registrant’s Post-Effective Amendment No. 299 and hereby incorporated by reference.

131 Previously filed on March 23, 2016 in the Registrant’s Post-Effective Amendment No. 300 and hereby incorporated by reference.

132 Previously filed on March 28, 2016 in the Registrant’s Post-Effective Amendment No. 301 and hereby incorporated by reference.

133 Previously filed on March 28, 2016 in the Registrant’s Post-Effective Amendment No. 301 and hereby incorporated by reference.

134 Previously filed on April 22, 2016 in the Registrant’s Post-Effective Amendment No. 308 and hereby incorporated by reference.

135 Previously filed on June 26, 2016 in the Registrant’s Post-Effective Amendment No. 312 and hereby incorporated by reference.

136 Previously filed on July 27, 2016 in the Registrant’s Post-Effective Amendment No. 313 and hereby incorporated by reference.

137 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 315 and hereby incorporated by reference.

138 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 316 and hereby incorporated by reference.

139 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 317 and hereby incorporated by reference.

140 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 318 and hereby incorporated by reference.

141 Previously filed on December 27, 2016 in the Registrant’s Post-Effective Amendment No. 324 and hereby incorporated by reference.

142 Previously filed on December 27, 2016 in the Registrant’s Post-Effective Amendment No. 325 and hereby incorporated by reference.

143 Previously filed on December 28, 2016 in the Registrant’s Post-Effective Amendment No. 326 and hereby incorporated by reference.

144 Previously filed on February 27, 2017 in the Registrant’s Post-Effective Amendment No. 331 and hereby incorporated by reference.

145 Previously filed on February 28, 2017 in the Registrant’s Post-Effective Amendment No. 332 and hereby incorporated by reference.

146 Previously filed on March 1, 2017 in the Registrant’s Post-Effective Amendment No. 333 and hereby incorporated by reference.

147 Previously filed on March 3, 2017 in the Registrant’s Post-Effective Amendment No. 334 and hereby incorporated by reference.

148 Previously filed on March 27, 2017 in the Registrant’s Post-Effective Amendment No. 337 and hereby incorporated by reference.

149 Previously filed on March 28, 2017 in the Registrant’s Post-Effective Amendment No. 338 and hereby incorporated by reference.

150 Previously filed on March 28, 2017 in the Registrant’s Post-Effective Amendment No. 339 and hereby incorporated by reference.

151 Previously filed on March 29, 2017 in the Registrant’s Post-Effective Amendment No. 340 and hereby incorporated by reference.

152 Previously filed on March 29, 2017 in the Registrant’s Post-Effective Amendment No. 341 and hereby incorporated by reference.

153 Previously filed on April 13, 2017 in the Registrant’s Post-Effective Amendment No. 347 and hereby incorporated by reference.

154 Previously filed on April 28, 2017 in the Registrant’s Post-Effective Amendment No. 348 and hereby incorporated by reference.

155 Previously filed on May 17, 2017 in the Registrant’s Post-Effective Amendment No. 351 and hereby incorporated by reference.

156 Previously filed on June 16, 2017 in the Registrant’s Post-Effective Amendment No. 353 and hereby incorporated by reference.

157 Previously filed on June 27, 2017 in the Registrant’s Post-Effective Amendment No. 354 and hereby incorporated by reference.

158 Previously filed on July 28, 2017 in the Registrant’s Post-Effective Amendment No. 356 and hereby incorporated by reference.

159 Previously filed on August 25, 2017 in the Registrant’s Post-Effective Amendment No. 358 and hereby incorporated by reference.

160 Previously filed on September 27, 2017 in the Registrant’s Post-Effective Amendment No. 361 and hereby incorporated by reference.

161 Previously filed on September 27, 2017 in the Registrant’s Post-Effective Amendment No. 362 and hereby incorporated by reference.

162 Previously filed on November 22, 2017 in the Registrant’s Post-Effective Amendment No. 367 and hereby incorporated by reference.

163 Previously filed on December 4, 2017 in the Registrant’s Post-Effective Amendment No. 370 and hereby incorporated by reference.

164 Previously filed on December 27, 2017 in the Registrant’s Post-Effective Amendment No. 372 and hereby incorporated by reference.

165 Previously filed on December 27, 2017 in the Registrant’s Post-Effective Amendment No. 373 and hereby incorporated by reference.

166 Previously filed on December 28, 2017 in the Registrant’s Post-Effective Amendment No. 374 and hereby incorporated by reference.

167 Previously filed on February 23, 2018 in the Registrant’s Post-Effective Amendment No. 379 and hereby incorporated by reference.

168 Previously filed on March 26, 2018 in the Registrant’s Post-Effective Amendment No. 381 and hereby incorporated by reference.

169 Previously filed on March 26, 2018 in the Registrant’s Post-Effective Amendment No. 382 and hereby incorporated by reference.

170 Previously filed on March 27, 2018 in the Registrant’s Post-Effective Amendment No. 383 and hereby incorporated by reference.

171 Previously filed on March 28, 2018 in the Registrant’s Post-Effective Amendment No. 384 and hereby incorporated by reference.

172 Previously filed on March 29, 2018 in the Registrant’s Post-Effective Amendment No. 385 and hereby incorporated by reference.

173 Previously filed on April 18, 2018 in the Registrant’s Post-Effective Amendment No. 391 and hereby incorporated by reference.

174 Previously filed on April 27, 2018 in the Registrant’s Post-Effective Amendment No. 394 and hereby incorporated by reference.

175 Previously filed on June 27, 2018 in the Registrant’s Post-Effective Amendment No. 395 and hereby incorporated by reference.

176 Previously filed on July 27, 2018 in the Registrant’s Post-Effective Amendment No. 397 and hereby incorporated by reference.

177 Previously filed on September 25, 2018 in the Registrant’s Post-Effective Amendment No. 400 and hereby incorporated by reference.

178 Previously filed on September 26, 2018 in the Registrant’s Post-Effective Amendment No. 401 and hereby incorporated by reference.

179 Previously filed on October 31, 2018 in the Registrant’s Post-Effective Amendment No. 404 and hereby incorporated by reference.

180 Previously filed on December 28, 2018 in the Registrant’s Post-Effective Amendment No. 405 and hereby incorporated by reference.

181 Previously filed on December 28, 2018 in the Registrant’s Post-Effective Amendment No. 406 and hereby incorporated by reference.

182 Previously filed on February 27, 2019 in the Registrant’s Post-Effective Amendment No. 411 and hereby incorporated by reference.

183 Previously filed on March 26, 2019 in the Registrant’s Post-Effective Amendment No. 413 and hereby incorporated by reference.

184 Previously filed on March 26, 2019 in the Registrant’s Post-Effective Amendment No. 414 and hereby incorporated by reference.

185 Previously filed on March 27, 2019 in the Registrant’s Post-Effective Amendment No. 415 and hereby incorporated by reference.

186 Previously filed on March 28, 2019 in the Registrant’s Post-Effective Amendment No. 416 and hereby incorporated by reference.

187 Previously filed on March 29, 2019 in the Registrant’s Post-Effective Amendment No. 417 and hereby incorporated by reference.

188 Previously filed on April 5, 2019 in the Registrant’s Post-Effective Amendment No. 422 and hereby incorporated by reference.

189 Previously filed on April 26, 2019 in the Registrant’s Post-Effective Amendment No. 428 and hereby incorporated by reference.

190 Previously filed on April 29, 2019 in the Registrant’s Post-Effective Amendment No. 429 and hereby incorporated by reference.

191 Previously filed on May 3, 2019 in the Registrant’s Post-Effective Amendment No. 429 and hereby incorporated by reference.

192 Previously filed on June 28, 2019 in the Registrant’s Post-Effective Amendment No. 435 and hereby incorporated by reference.

193 Previously filed on July 26, 2019 in the Registrant’s Post-Effective Amendment No. 437 and hereby incorporated by reference.

194 Previously filed on September 26, 2019 in the Registrant’s Post-Effective Amendment No. 440 and hereby incorporated by reference.

195 Previously filed on September 30, 2019 in the Registrant’s Post-Effective Amendment No. 441 and hereby incorporated by reference.

196 Previously filed on December 23, 2019 in the Registrant’s Post-Effective Amendment No. 445 and hereby incorporated by reference.

197 Previously filed on December 27, 2019 in the Registrant’s Post-Effective Amendment No. 446 and hereby incorporated by reference.

198 Previously filed on February 25, 2020 in the Registrant’s Post-Effective Amendment No. 449 and hereby incorporated by reference.

199 Previously filed on February 25, 2020 in the Registrant’s Post-Effective Amendment No. 450 and hereby incorporated by reference.

200 Previously filed on March 24, 2020 in the Registrant’s Post-Effective Amendment No. 453 and hereby incorporated by reference.

201 Previously filed on March 25, 2020 in the Registrant’s Post-Effective Amendment No. 454 and hereby incorporated by reference.

202 Previously filed on March 26, 2020 in the Registrant’s Post-Effective Amendment No. 455 and hereby incorporated by reference.

203 Previously filed on March 27, 2020 in the Registrant’s Post-Effective Amendment No. 456 and hereby incorporated by reference.

204 Previously filed on April 14, 2020 in the Registrant’s Post-Effective Amendment No. 461 and hereby incorporated by reference.

205 Previously filed on April 17, 2020 in the Registrant’s Post-Effective Amendment No. 462 and hereby incorporated by reference.

206 Previously filed on April 24, 2020 in the Registrant’s Post-Effective Amendment No. 463 and hereby incorporated by reference.

207 Previously filed on April 27, 2020 in the Registrant’s Post-Effective Amendment No. 464 and hereby incorporated by reference.

208 Previously filed on April 28, 2020 in the Registrant’s Post-Effective Amendment No. 465 and hereby incorporated by reference.

209 Previously filed on June 15, 2020 in the Registrant’s Post-Effective Amendment No. 471 and hereby incorporated by reference.

210 Previously filed on June 25, 2020 in the Registrant’s Post-Effective Amendment No. 472 and hereby incorporated by reference.

211 Previously filed on July 27, 2020 in the Registrant’s Post-Effective Amendment No. 475 and hereby incorporated by reference.

212 Previously filed on September 24, 2020 in the Registrant’s Post-Effective Amendment No. 477 and hereby incorporated by reference.

213 Previously filed on September 25, 2020 in the Registrant’s Post-Effective Amendment No. 478 and hereby incorporated by reference.

214 Previously filed on December 23, 2020 in the Registrant’s Post-Effective Amendment No. 482 and hereby incorporated by reference.

215 Previously filed on February 25, 2021 in the Registrant’s Post-Effective Amendment No. 484 and hereby incorporated by reference.

216 Previously filed on March 25, 2021 in the Registrant’s Post-Effective Amendment No. 486 and hereby incorporated by reference.

217 Previously filed on March 26, 2021 in the Registrant’s Post-Effective Amendment No. 487 and hereby incorporated by reference.

218 Previously filed on April 26, 2021 in the Registrant’s Post-Effective Amendment No. 491 and hereby incorporated by reference.

219 Previously filed on April 26, 2021 in the Registrant’s Post-Effective Amendment No. 492 and hereby incorporated by reference.

220 Previously filed on April 27, 2021 in the Registrant’s Post-Effective Amendment No. 493 and hereby incorporated by reference.

221 Previously filed on June 25, 2021 in the Registrant’s Post-Effective Amendment No. 499 and hereby incorporated by reference.

222 Previously filed on July 21, 2021 in the Registrant’s Post-Effective Amendment No. 506 and hereby incorporated by reference.

223 Previously filed on August 9, 2021 in the Registrant’s Post-Effective Amendment No. 507 and hereby incorporated by reference.

224 Previously filed on September 27, 2021 in the Registrant’s Post-Effective Amendment No. 511 and hereby incorporated by reference.

225 Previously filed on September 28, 2021 in the Registrant’s Post-Effective Amendment No. 512 and hereby incorporated by reference.

226 Previously filed on December 23 2021 in the Registrant’s Post-Effective Amendment No. 517 and hereby incorporated by reference.

227 Previously filed on January 31, 2022 in the Registrant’s Post-Effective Amendment No. 522 and hereby incorporated by reference.

228 Previously filed on February 25, 2022 in the Registrant’s Post-Effective Amendment No. 523 and hereby incorporated by reference.

229 Previously filed on March 24, 2022 in the Registrant’s Post-Effective Amendment No. 524 and hereby incorporated by reference.

230 Previously filed on March 25, 2022 in the Registrant’s Post-Effective Amendment No. 525 and hereby incorporated by reference.

231 Previously filed on March 30, 2022 in the Registrant’s Post-Effective Amendment No. 526 and hereby incorporated by reference.

232 Previously filed on April 27, 2022 in the Registrant’s Post-Effective Amendment No. 527 and hereby incorporated by reference.

233 Previously filed on April 28, 2022 in the Registrant’s Post-Effective Amendment No. 528 and hereby incorporated by reference.

234 Previously filed on April 29, 2022 in the Registrant’s Post-Effective Amendment No. 529 and hereby incorporated by reference.

235 Previously filed on June 29, 2022 in the Registrant’s Post-Effective Amendment No. 530 and hereby incorporated by reference.

236 Previously filed on September 23, 2022 in the Registrant’s Post-Effective Amendment No. 531 and hereby incorporated by reference.

237 Previously filed on September 27, 2022 in the Registrant’s Post-Effective Amendment No. 532 and hereby incorporated by reference

238 Previously filed on September 28, 2022 in the Registrant’s Post-Effective Amendment No. 533 and hereby incorporated by reference.

239 Previously filed on December 29, 2022 in the Registrant’s Post-Effective Amendment No. 534 and hereby incorporated by reference.

240 Previously filed on February 28, 2023 in the Registrant’s Post-Effective Amendment No. 537 and hereby incorporated by reference.

241 Previously filed on March 29, 2023 in the Registrant’s Post-Effective Amendment No. 539 and hereby incorporated by reference.

242 Previously filed on April 13, 2023 in the Registrant’s Post-Effective Amendment No. 541 and hereby incorporated by reference.

243 Previously filed on April 17, 2023 in the Registrant’s Post-Effective Amendment No. 543 and hereby incorporated by reference.

244 Previously filed on April 27, 2023 in the Registrant’s Post-Effective Amendment No. 544 and hereby incorporated by reference.

245 Previously filed on April 28, 2023 in the Registrant’s Post-Effective Amendment No. 545 and hereby incorporated by reference.

246 Previously filed on May 1, 2023 in the Registrant’s Post-Effective Amendment No. 546 and hereby incorporated by reference.

247 Previously filed on May 12, 2023 in the Registrant’s Post-Effective Amendment No. 549 and hereby incorporated by reference.

248 Previously filed on May 25, 2023 in the Registrant’s Post-Effective Amendment No. 550 and hereby incorporated by reference.

249 Previously filed on June 14, 2023 in the Registrant’s Post-Effective Amendment No. 551 and hereby incorporated by reference.

250 Previously filed on June 28, 2023 in the Registrant’s Post-Effective Amendment No. 552 and hereby incorporated by reference.

251 Previously filed on September 15, 2023 in the Registrant’s Post-Effective Amendment No. 556 and hereby incorporated by reference.

252 Previously filed on September 20, 2023 in the Registrant’s Post-Effective Amendment No. 558 and hereby incorporated by reference.

253 Previously filed on September 26, 2023 in the Registrant’s Post-Effective Amendment No. 559 and hereby incorporated by reference.

254 Previously filed on September 27, 2023 in the Registrant’s Post-Effective Amendment No. 560 and hereby incorporated by reference.

254 Previously filed on September 28, 2023 in the Registrant’s Post-Effective Amendment No. 561 and hereby incorporated by reference.

255 Previously filed on February 28, 2024 in the Registrant’s Post-Effective Amendment No. 563 and hereby incorporated by reference.

256 Previously filed on March 28, 2024 in the Registrant’s Post-Effective Amendment No. 564 and hereby incorporated by reference.

257 Previously filed on April 16, 2024 in the Registrant’s Post-Effective Amendment No. 566 and hereby incorporated by reference.

258 Previously filed on April 25, 2024 in the Registrant’s Post-Effective Amendment No. 567 and hereby incorporated by reference.

259 Previously filed on April 26, 2024 in the Registrant’s Post-Effective Amendment No. 568 and hereby incorporated by reference.

260 Previously filed on April 29, 2024 in the Registrant’s Post-Effective Amendment No. 569 and hereby incorporated by reference.

261 Previously filed on May 17, 2024 in the Registrant’s Post-Effective Amendment No. 570 and hereby incorporated by reference.

262 Previously filed on June 26, 2024 in the Registrant’s Post-Effective Amendment No. 572 and hereby incorporated by reference.

262 Previously filed on June 27, 2024 in the Registrant’s Post-Effective Amendment No. 573 and hereby incorporated by reference.

263 Previously filed on July 29, 2024 in the Registrant’s Post-Effective Amendment No. 574 and hereby incorporated by reference

264 Previously filed on August 16, 2024 in the Registrant’s Post-Effective Amendment No. 578 and hereby incorporated by reference

265 Previously filed on September 25, 2024 in the Registrant’s Post-Effective Amendment No. 579 and hereby incorporated by reference.

266 Previously filed on September 26, 2024 in the Registrant’s Post-Effective Amendment No. 580 and hereby incorporated by reference.

267 Previously filed on September 27, 2024 in the Registrant’s Post-Effective Amendment No. 581 and hereby incorporated by reference.

268 Previously filed on December 27, 2024 in the Registrant’s Post-Effective Amendment No. 582 and hereby incorporated by reference.

269 Previously filed on February 28, 2025 in the Registrant’s Post-Effective Amendment No. 583 and hereby incorporated by reference.

270 Previously filed on March 28, 2025 in the Registrant’s Post-Effective Amendment No. 584 and hereby incorporated by reference.

271 Previously filed on April 24, 2025 in the Registrant’s Post-Effective Amendment No. 585 and hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30. INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund – File No. 801-62013.

Pathstone Family Office, LLC, adviser to WOA All Asset I– File No. 801-70776

Kovitz Investment Group Partners, LLC, adviser to the Al Frank Fund – File No. 801-107054.

Innealta Capital, LLC, adviser to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. – File No. 801-112421

Longboard Asset Management, LP, adviser to the Longboard Fund (formerly, the Longboard Alternative Growth Fund) – File No. 801-72623.

KKM Financial, LLC, adviser to the Essential 40 Stock ETF – File No. 801-77094.

Invenomic Capital Management, LP. adviser to the Invenomic Fund – File No. 801-110459.

The Future Fund, LLC adviser to The Future Fund Active ETF and The Future Fund Long/Short ETF – File No. 801-121505.

Beacon Capital Management, Inc. – Adviser to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF - File No. 801-61249.

Exchange Traded Concepts, LLC – Sub-Adviser to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF – File No. 801-7048.5

GGM Wealth Advisors, LLC – Adviser to the GGM Macro Alignment ETF – File No. 801-50972.

Penserra Capital Management, LLC – Sub-Adviser to the GGM Macro Alignment ETF – File No. 801-80466.

PeakShares, LLC - Adviser to the PeakShares Sector Rotation ETF - File No. 801-129548

ITEM 32. PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for certain series of Northern Lights Fund Trust II. NLD also acts as principal underwriter for the following:

Absolute Core Strategy ETF, Arrow ETF Trust, DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Ballast Small/Mid Cap ETF, Boyar Value Fund Inc., Copeland Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, PREDEX, Princeton Private Investment Access Fund, The North Country Funds, The Saratoga Advantage Trust, Tributary Funds, Inc., Zacks Trust and Two Roads Shared Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022. NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
David James	Manager	None

(e) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Al Frank Fund, Invenomic Fund, North Star Opportunity Fund, WOA All Asset I, Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Longboard Fund (formerly, the Longboard Alternative Growth Fund), North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, Essential 40 Stock Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund,

Dynamic Global Diversified Fund and the North Star Small Cap Value Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, provides custodian services to The Future Fund Active ETF, The Future Fund Long/Short ETF, Beacon Selective Risk ETF. Beacon Tactical Risk ETF, GGM Macro Alignment ETF, PeakShares Sector Rotation ETF and the Essential 40 Stock ETF.

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust. In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders. UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

Northern Lights Distributors, LLC (“NLD”) located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as principal underwriter for all series of Northern Lights Fund Trust II. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides CCO and compliance services to each Fund of the Trust.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.

Pathstone Family Office, LLC located at 145 Lincoln Avenue, Suite A, Winter Park, FL 32789 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I.

Kovitz Investment Group Partners, LLC located at 115 South LaSalle Street, 27th Floor, Chicago, IL 60603 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Al Frank Fund.

Innealta Capital, LLC located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.

Longboard Asset Management, LP located at P.O. Box 97730, Phoenix, Arizona 85060-7730 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund).

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Essential 40 Stock ETF.

Invenomic Capital Management, LP, located at 211 Congress Street, 7th Floor, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Invenomic Fund.

The Future Fund LLC located at 330 N. Wabash Avenue, Suite 2300, Chicago, IL 6061112866 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Future Fund Active ETF and The Future Fund Long/Short ETF.

Beacon Capital Management, Inc. located at 7777 Washington Village dr. Suite 280, Dayton, OH 45459 on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.

Exchange Traded Concepts, LLC located at 10900 Hefner point drive, Suite 400, Oklahama City, OK 73120 on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.

GGM Wealth Advisors, located at 1801 Porter Street, Suite 500, Baltimore, MD 21230 on behalf of the GGM Macro Alignment ETF.

Penserra Capital Management, LLC located at 4 Orinda Way, Suite 100-A, Orinda, CA 94563 on behalf of the GGM Macro Alignment ETF.

PeakShares LLC located at 2701 Rocky Point Drive, Suite 1000, Tampa, FL on behalf of the PeakShares Sector Rotation ETF.

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”). Each Subsidiary will operate under the supervision of the Registrant. The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 586 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on April 25, 2025.

NORTHERN LIGHTS FUND TRUST II

By:
Kevin Wolf*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	April 25, 2025
Thomas Sarkany*	_________________________ Trustee	April 25, 2025
Anthony Lewis*	_________________________ Trustee	April 25, 2025
Keith Rhoades*	_________________________ Trustee	April 25, 2025
Randy Skalla*	_________________________ Trustee	April 25, 2025
Kevin Wolf*	_________________________ President and Principal Executive Officer	April 25, 2025
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	April 25, 2025

*By:	/s/ Allyson Stewart
Allyson Stewart

*	Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

99.28(i)(2)	Opinion of Alston & Bird LLP regarding the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund
99.28(i)(16)	Consent of Alston & Bird LLP
99.28(j)(3)	Consent of Cohen & Company, Ltd. with respect to the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund